CONSOLIDATED SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

	Principal Amount	Value		Principal Amount		Value
Asset-Backed Securities—4.9%			Asset-Backed Securities (Continued)
American Credit Acceptance Receivables Trust:			Exeter Automobile Receivables Trust: (Continued)
Series 2017-4, Cl. C, 2.94%, 1/10/24[1]	$374,095	$374,767	Series 2019-1A, Cl. D, 4.13%, 12/16/24[1]		$2,170,000 $	2,255,261
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	673,000	681,709	Series 2019-2A, Cl. C, 3.30%, 3/15/24[1]		3,731,000	3,797,733
Series 2018-3, Cl. D, 4.14%, 10/15/24[1]	300,000	307,445	Flagship Credit Auto Trust, Series 2016-
Series 2019-2, Cl. D, 3.41%, 6/12/25[1]	1,720,000	1,745,971	1, Cl. C, 6.22%, 6/15/22[1]		980,000	1,012,770
Series 2019-3, Cl. C, 2.76%, 9/12/25[1]	1,835,000	1,846,642	GLS Auto Receivables Trust, Series 2018-
AmeriCredit Automobile Receivables Trust:			1A, Cl. A, 2.82%, 7/15/22[1]		360,869	361,904
Series 2017-2, Cl. D, 3.42%, 4/18/23	830,000	846,984	GM Financial Automobile Leasing Trust,
Series 2017-4, Cl. D, 3.08%, 12/18/23	375,000	382,416	Series 2017-3, Cl. C, 2.73%, 9/20/21		320,000	320,356
Series 2019-2, Cl. C, 2.74%, 4/18/25	1,185,000	1,197,029	Madison Park Funding XI Ltd. ,
Series 2019-2, Cl. D, 2.99%, 6/18/25	3,290,000	3,347,083	Series 2013-11A, Cl. DR, 5.509%
Series 2019-3, Cl. D, 2.58%, 9/18/25	1,550,000	1,554,351	[US0003M+325], 7/23/29[1,2]		250,000	245,586
Capital Auto Receivables Asset Trust,			Navistar Financial Dealer Note Master Owner Trust II:
Series 2017-1, Cl. D, 3.15%, 2/20/25[1]	110,000	111,522	Series 2019-1, Cl. C, 2.968%
CarMax Auto Owner Trust:			[US0001M+95], 5/25/24[1,2]		270,000	270,367
Series 2015-3, Cl. D, 3.27%, 3/15/22	610,000	610,721	Series 2019-1, Cl. D, 3.468%
Series 2016-1, Cl. D, 3.11%, 8/15/22	465,000	466,118	[US0001M+145], 5/25/24[1,2]		255,000	254,942
Series 2017-1, Cl. D, 3.43%, 7/17/23	630,000	638,882	Prestige Auto Receivables Trust, Series
Series 2017-4, Cl. D, 3.30%, 5/15/24	280,000	284,152	2019-1A, Cl. C, 2.70%, 10/15/24[1]		1,410,000	1,424,152
Series 2018-1, Cl. D, 3.37%, 7/15/24	195,000	198,453	Prosil Acquisition SA SER 1 CL A V/R,
Series 2019-3, Cl. D, 2.85%, 1/15/26	990,000	1,000,175	1.622%, 10/31/39[19]	EUR	3,020,000	3,270,347
CCG Receivables Trust:			Santander Drive Auto Receivables Trust:
Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	635,000	635,907	Series 2017-1, Cl. E, 5.05%, 7/15/24[1]		1,110,000	1,144,519
Series 2018-1, Cl. B, 3.09%, 6/16/25[1]	240,000	242,621	Series 2017-2, Cl. D, 3.49%, 7/17/23		190,000	192,331
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	70,000	70,987	Series 2017-3, Cl. D, 3.20%, 11/15/23		760,000	769,779
Series 2019-1, Cl. B, 3.22%, 9/14/26[1]	140,000	143,702	Series 2018-1, Cl. D, 3.32%, 3/15/24		290,000	293,731
Series 2019-1, Cl. C, 3.57%, 9/14/26[1]	35,000	35,849	Series 2018-2, Cl. D, 3.88%, 2/15/24		145,000	147,714
CIG Auto Receivables Trust, Series 2017-			Series 2019-2, Cl. D, 3.22%, 7/15/25		170,000	173,515
1A, Cl. A, 2.71%, 5/15/23[1]	73,607	73,689	Series 2019-3, Cl. D, 2.68%, 10/15/25		1,910,000	1,919,424
CNH Equipment Trust, Series 2017-C, Cl.			Santander Retail Auto Lease Trust:
B, 2.54%, 5/15/25	185,000	187,181	Series 2019-A, Cl. C, 3.30%, 5/22/23[1]		2,680,000	2,735,135
CPS Auto Receivables Trust, Series 2018-			Series 2019-B, Cl. C, 2.77%, 8/21/23[1]		1,410,000	1,419,019
A, Cl. B, 2.77%, 4/18/22[1]	370,000	370,647	SLM Student Loan Trust, Series 2004-
CPS Auto Trust, Series 2017-A, Cl. B,			5X, Cl. A6, 0.027% [EUR003M+40],
2.68%, 5/17/21[1]	7,233	7,233	10/25/39[1,2]	EUR	10,507,454	11,175,429
Credit Acceptance Auto Loan Trust:			United Auto Credit Securitization Trust:
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	565,000	573,882	Series 2018-1, Cl. C, 3.05%, 9/10/21[1]		309,961	310,139
Series 2018-1A, Cl. B, 3.60%, 4/15/27[1]	1,075,000	1,097,925	Series 2019-1, Cl. C, 3.16%, 8/12/24[1]		130,000	130,755
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]	1,040,000	1,063,142	Veros Automobile Receivables Trust,
Series 2019-1A, Cl. B, 3.75%, 4/17/28[1]	85,000	88,009	Series 2017-1, Cl. A, 2.84%, 4/17/23[1]		16,323	16,322
Series 2019-1A, Cl. C, 3.94%, 6/15/28[1]	515,000	534,164	Westlake Automobile Receivables Trust:
CWHEQ Revolving Home Equity Loan Trust:			Series 2017-2A, Cl. E, 4.63%, 7/15/24[1]		685,000	699,849
Series 2005-G, Cl. 2A, 2.258%			Series 2018-1A, Cl. D, 3.41%, 5/15/23[1]		845,000	853,811
[US0001M+23], 12/15/35[2]	16,909	16,692	Series 2019-2A, Cl. C, 2.84%, 7/15/24[1]		2,530,000	2,552,219
Series 2006-H, Cl. 2A1A, 2.178%			Total Asset-Backed Securities (Cost $71,163,662)			71,435,575
[US0001M+15], 11/15/36[2]	16,196	12,888
Dell Equipment Finance Trust:			Mortgage-Backed Obligations—22.8%
Series 2017-2, Cl. B, 2.47%, 10/24/22[1]	190,000	190,256	Agency—14.2%
Series 2019-1, Cl. C, 3.14%, 3/22/24[1]	270,000	274,623	U. S. Agency Securities—14.2%
Drive Auto Receivables Trust:			Federal Home Loan Mortgage Corp. Gold Pool:
Series 2018-1, Cl. D, 3.81%, 5/15/24	470,000	478,740	5.00%, 9/1/33		178,642	197,535
Series 2018-3, Cl. D, 4.30%, 9/16/24	175,000	179,918	5.50%, 9/1/39		197,599	222,074
Series 2019-3, Cl. C, 2.90%, 8/15/25	2,255,000	2,278,103	6.00%, 11/1/21		15,978	17,662
Series 2019-3, Cl. D, 3.18%, 10/15/26	2,540,000	2,585,758	6.50%, 11/1/22-8/1/32		150,468	168,095
DT Auto Owner Trust:			7.00%, 10/1/31-10/1/37		34,048	38,425
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	200,000	206,236	7.50%, 1/1/32		172,789	199,185
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	440,000	442,978	Federal Home Loan Mortgage Corp. , Interest-Only Stripped Mtg. -Backed Security:
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]	415,000	431,220	Series 192,Cl. IO, 99.999%, 2/1/28[3]		3,509	530
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	495,000	498,899	Series 205,Cl. IO, 70.969%, 9/1/29[3]		20,933	4,005
Series 2017-3A, Cl. E, 5.60%, 8/15/24[1]	1,245,000	1,299,182	Series 243,Cl. 6, 2.337%, 12/15/32[3]		47,352	7,907
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	560,000	564,308	Federal Home Loan Mortgage Corp. ,
Series 2017-4A, Cl. E, 5.15%, 11/15/24[1]	1,950,000	2,014,853	Multifamily Structured Pass-Through
Series 2019-2A, Cl. D, 3.48%, 2/18/25[1]	285,000	291,449	Certificates, Interest-Only Stripped Mtg. -
Series 2019-3A, Cl. D, 2.96%, 4/15/25[1]	875,000	881,436	Backed Security, Series K734, Cl. X1, 0.00%,
Element Rail Leasing I LLC, Series 2014-			2/25/26[3,4]		1,679,407	60,963
1A, Cl. A1, 2.299%, 4/19/44[1]	83,215	83,226	Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass
Exeter Automobile Receivables Trust:			Pass-Through Certificates:
Series 2018-1A, Cl. B, 2.75%, 4/15/22[1]	238,165	238,343	Series 1360,Cl. PZ, 7.50%, 9/15/22		117,749	123,934

	1	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value		Principal Amount	Value
U. S. Agency Securities (Continued)			U. S. Agency Securities (Continued)
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass			Federal National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Pass-Through Certificates: (Continued)			(Continued)
Series 151,Cl. F, 9.00%, 5/15/21	$227 $	229	Series 313,Cl. 2, 99.999%, 6/25/31[3]	$224,148 $	43,147
Series 1674,Cl. Z, 6.75%, 2/15/24	63,658	67,680	Series 319,Cl. 2, 1.972%, 2/25/32[3]	111,511	21,074
Series 1897,Cl. K, 7.00%, 9/15/26	237,437	261,360	Series 321,Cl. 2, 37.25%, 4/25/32[3]	33,660	6,397
Series 2043,Cl. ZP, 6.50%, 4/15/28	112,094	125,883	Series 324,Cl. 2, 0.00%, 7/25/32[3,4]	33,087	6,159
Series 2106,Cl. FG, 2.478%			Series 328,Cl. 2, 0.00%, 12/25/32[3,4]	64,973	12,515
[LIBOR01M+45], 12/15/28[2]	196,276	197,164	Series 331,Cl. 5, 2.351%, 2/25/33[3]	126,858	21,563
Series 2122,Cl. F, 2.478%			Series 332,Cl. 2, 0.00%, 3/25/33[3,4]	541,057	102,022
[LIBOR01M+45], 2/15/29[2]	5,436	5,305	Series 334,Cl. 12, 0.00%, 3/25/33[3,4]	102,732	19,160
Series 2148,Cl. ZA, 6.00%, 4/15/29	106,779	118,147	Series 339,Cl. 15, 9.41%, 10/25/33[3]	299,346	58,715
Series 2195,Cl. LH, 6.50%, 10/15/29	78,358	87,707	Series 345,Cl. 9, 0.00%, 1/25/34[3,4]	96,319	16,780
Series 2326,Cl. ZP, 6.50%, 6/15/31	9,658	10,781	Series 351,Cl. 10, 0.00%, 4/25/34[3,4]	58,044	10,517
Series 2344,Cl. FP, 2.978%			Series 351,Cl. 8, 0.00%, 4/25/34[3,4]	104,966	19,280
[LIBOR01M+95], 8/15/31[2]	53,028	54,338	Series 356,Cl. 10, 0.00%, 6/25/35[3,4]	74,597	12,220
Series 2368,Cl. PR, 6.50%, 10/15/31	38,772	44,320	Series 356,Cl. 12, 0.00%, 2/25/35[3,4]	36,881	6,284
Series 2412,Cl. GF, 2.978%			Series 362,Cl. 13, 0.00%, 8/25/35[3,4]	48,140	9,194
[LIBOR01M+95], 2/15/32[2]	63,003	64,595	Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-
Series 2449,Cl. FL, 2.578%			Through Certificates:
[LIBOR01M+55], 1/15/32[2]	60,661	61,239	Series 1999-54,Cl. LH, 6.50%, 11/25/29	66,730	74,231
Series 2451,Cl. FD, 3.028%			Series 2001-80,Cl. ZB, 6.00%, 1/25/32	56,620	63,270
[LIBOR01M+100], 3/15/32[2]	28,559	29,333	Series 2002-29,Cl. F, 3.018%
Series 2461,Cl. PZ, 6.50%, 6/15/32	135,882	153,054	[LIBOR01M+100], 4/25/32[2]	28,379	29,156
Series 2464,Cl. FI, 3.028%			Series 2002-64,Cl. FJ, 3.018%
[LIBOR01M+100], 2/15/32[2]	26,164	26,878	[LIBOR01M+100], 4/25/32[2]	8,739	8,978
Series 2470,Cl. AF, 3.028%			Series 2002-68,Cl. FH, 2.541%
[LIBOR01M+100], 3/15/32[2]	49,000	50,328	[LIBOR01M+50], 10/18/32[2]	19,596	19,737
Series 2470,Cl. LF, 3.028%			Series 2002-84,Cl. FB, 3.018%
[LIBOR01M+100], 2/15/32[2]	26,776	27,506	[LIBOR01M+100], 12/25/32[2]	120,554	123,842
Series 2477,Cl. FZ, 2.578%			Series 2002-90,Cl. FH, 2.518%
[LIBOR01M+55], 6/15/31[2]	104,809	105,751	[LIBOR01M+50], 9/25/32[2]	67,449	67,966
Series 2517,Cl. GF, 3.028%			Series 2003-11,Cl. FA, 3.018%
[LIBOR01M+100], 2/15/32[2]	23,280	23,915	[LIBOR01M+100], 9/25/32[2]	120,557	123,845
Series 2635,Cl. AG, 3.50%, 5/15/32	33,974	35,194	Series 2003-116,Cl. FA, 2.418%
Series 2676,Cl. KY, 5.00%, 9/15/23	261,650	271,703	[LIBOR01M+40], 11/25/33[2]	12,789	12,653
Series 3025,Cl. SJ, 17.316% [-3.67 x			Series 2005-109,Cl. AH, 5.50%,
LIBOR01M+2,475], 8/15/35[2]	66,612	92,993	12/25/25	384,550	398,316
Series 3857,Cl. GL, 3.00%, 5/15/40	3,838	3,900	Series 2005-31,Cl. PB, 5.50%, 4/25/35	560,000	628,530
Series 3917,Cl. BA, 4.00%, 6/15/38	53,567	56,656	Series 2005-71,Cl. DB, 4.50%, 8/25/25	51,062	52,191
Series 4221,Cl. HJ, 1.50%, 7/15/23	101,163	100,285	Series 2006-11,Cl. PS, 17.166% [-3.67 x
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass			LIBOR01M+2,456.67], 3/25/36[2]	63,876	97,386
Pass-Through Certificates, Interest-Only Stripped Mtg. -Backed Security:			Series 2006-46,Cl. SW, 16.799% [-3.67
Series 2074,Cl. S, 99.999%, 7/17/28[3]	4,401	414	x LIBOR01M+2,419.92], 6/25/36[2]	93,068	139,330
Series 2079,Cl. S, 99.999%, 7/17/28[3]	8,485	964	Series 2009-113,Cl. DB, 3.00%,
Series 2136,Cl. SG, 44.197%, 3/15/29[3]	278,494	45,194	12/25/20	1,272	1,269
Series 2399,Cl. SG, 99.999%, 12/15/26[3]	141,602	19,756	Series 2009-36,Cl. FA, 2.958%
Series 2437,Cl. SB, 56.436%, 4/15/32[3]	487,102	84,325	[LIBOR01M+94], 6/25/37[2]	13,981	14,335
Series 2526,Cl. SE, 67.821%, 6/15/29[3]	9,852	1,731	Series 2010-43,Cl. KG, 3.00%, 1/25/21	2,150	2,151
Series 2682,Cl. TQ, 99.999%, 10/15/33[3]	110,046	19,346	Series 2011-122,Cl. EC, 1.50%, 1/25/20	317	316
Series 2795,Cl. SH, 67.489%, 3/15/24[3]	152,690	11,448	Series 2011-15,Cl. DA, 4.00%, 3/25/41	36,762	38,417
Series 2920,Cl. S, 52.158%, 1/15/35[3]	111,331	20,111	Series 2011-3,Cl. EL, 3.00%, 5/25/20	541	541
Series 2981,Cl. BS, 99.999%, 5/15/35[3]	225,657	41,972	Series 2011-3,Cl. KA, 5.00%, 4/25/40	96,568	101,342
Series 3397,Cl. GS, 7.633%, 12/15/37[3]	74,961	16,528	Series 2011-6,Cl. BA, 2.75%, 6/25/20	445	446
Series 3424,Cl. EI, 0.00%, 4/15/38[3,4]	23,397	2,931	Series 2011-82,Cl. AD, 4.00%, 8/25/26	10,837	10,877
Series 3450,Cl. BI, 17.336%, 5/15/38[3]	131,923	25,416	Series 2012-20,Cl. FD, 2.418%
Series 3606,Cl. SN, 15.90%, 12/15/39[3]	37,357	6,179	[LIBOR01M+40], 3/25/42[2]	154,528	154,766
Federal National Mortgage Assn. Pool:			Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-
5.00%, 3/1/21-7/1/33	199,363	219,283	Through Certificates, Interest-Only Stripped Mtg. -Backed Security:
5.50%, 4/1/21-5/1/36	107,632	120,311	Series 2001-61,Cl. SH, 53.122%,
6.50%, 12/1/29-1/1/34	323,795	363,223	11/18/31[3]	31,950	5,907
7.00%, 1/1/30-4/1/34	410,622	470,408	Series 2001-63,Cl. SD, 59.745%,
7.50%, 2/1/27-3/1/33	554,564	645,765	12/18/31[3]	7,881	1,299
8.50%, 7/1/32	416	420	Series 2001-68,Cl. SC, 59.289%,
Federal National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:			11/25/31[3]	5,936	1,132
Series 214,Cl. 2, 99.999%, 3/25/23[3]	42,047	3,925	Series 2001-81,Cl. S, 60.771%, 1/25/32[3]	6,659	1,185
Series 221,Cl. 2, 99.999%, 5/25/23[3]	4,858	459	Series 2002-28,Cl. SA, 47.506%,
Series 254,Cl. 2, 99.999%, 1/25/24[3]	92,906	10,084	4/25/32[3]	5,118	935
Series 301,Cl. 2, 23.776%, 4/25/29[3]	21,281	3,859	Series 2002-38,Cl. SO, 99.999%,
			4/25/32[3]	35,137	6,159

2 INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

Principal Amount		Value	Principal Amount		Value
U. S. Agency Securities (Continued)			U. S. Agency Securities (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-			FREMF Mortgage Trust: (Continued)
Through Certificates, Interest-Only Stripped Mtg. -Backed Security: (Continued)			Series 2015-K45,Cl. B, 3.713%,
Series 2002-48,Cl. S, 53.172%, 7/25/32[3]	$7,508 $	1,450	4/25/48[1,6]	$4,646,000	$4,834,024
Series 2002-52,Cl. SL, 44.34%, 9/25/32[3]	5,143	970	Series 2016-K54,Cl. C, 4.189%,
Series 2002-56,Cl. SN, 54.435%,			4/25/48[1,6]	1,810,000	1,906,539
7/25/32[3]	10,316	1,993	Series 2017-K62,Cl. B, 4.004%,
Series 2002-77,Cl. IS, 70.862%,			1/25/50[1,6]	280,000	296,274
12/18/32[3]	59,863	12,099	Series 2017-K724,Cl. B, 3.599%,
Series 2002-77,Cl. SH, 49.04%,			11/25/23[1,6]	1,535,000	1,575,721
12/18/32[3]	9,393	1,625	Government National Mortgage Assn. I Pool:
Series 2002-9,Cl. MS, 44.504%,			7.00%, 4/15/28-7/15/28	40,898	44,907
3/25/32[3]	9,320	1,866	8.00%, 5/15/26	7,259	7,277
Series 2003-13,Cl. IO, 59.105%,			Government National Mortgage Assn. II Pool,
3/25/33[3]	104,557	22,716	4.125% [H15T1Y+150], 11/20/25[2]	1,553	1,596
Series 2003-26,Cl. DI, 55.886%,			Government National Mortgage Assn. II Pool,
4/25/33[3]	74,904	18,436	TBA, 3.50%, 10/1/48[5]	8,800,000	9,118,656
Series 2003-33,Cl. SP, 40.378%,			Government National Mortgage Assn. ,
5/25/33[3]	55,907	12,277	Interest-Only Stripped Mtg. -Backed Security,
Series 2003-4,Cl. S, 29.743%, 2/25/33[3]	15,613	3,305	Series 2011-52, Cl. HS, 19.164%, 4/16/41[3]	285,811	45,457
Series 2004-56,Cl. SE, 8.234%,			MASTR Asset Backed Securities Trust, Series
10/25/33[3]	264,535	52,423	2006-WMC3, Cl. A3, 2.118% [US0001M+10],
Series 2005-14,Cl. SE, 51.476%,			8/25/36[2]	830,130	393,337
3/25/35[3]	325,864	50,726			205,864,896
Series 2005-40,Cl. SA, 52.925%,			CMOs—1.1%
5/25/35[3]	280,306	49,638	Collateralized Mortgage Obligations—1.1%
Series 2005-40,Cl. SB, 99.999%,			Bear Stearns ARM Trust, Series 2006-1, Cl. A1,
5/25/35[3]	455,407	63,600	4.91% [H15T1Y+225], 2/25/36[2]	26,635	27,408
Series 2005-52,Cl. JH, 32.17%, 5/25/35[3]	169,450	24,800	COMM Mortgage Trust, Series 2014-CR20, Cl.
Series 2005-63,Cl. SA, 39.086%,			ASB, 3.305%, 11/10/47	180,000	185,366
10/25/31[3]	15,362	2,387	Connecticut Avenue Securities:
Series 2006-90,Cl. SX, 99.999%,			Series 2014-C03,Cl. 1M2, 5.018%
9/25/36[3]	326,765	65,223	[US0001M+300], 7/25/24[2]	749,452	787,473
Series 2007-88,Cl. XI, 0.00%, 6/25/37[3,4]	290,659	61,015	Series 2016-C05,Cl. 2M2, 6.468%
Series 2008-55,Cl. SA, 0.00%,			[US0001M+445], 1/25/29[2]	2,108,041	2,222,093
7/25/38[3,4]	13,882	1,565	Federal Home Loan Mortgage Corp. ,
Series 2009-8,Cl. BS, 0.00%, 2/25/24[3,4]	556	33	Multifamily Structured Pass Through
Series 2010-95,Cl. DI, 0.00%,			Certificates, Series K735, Cl. X1, 0.00%,
11/25/20[3,4]	1,537	21	5/25/26[3,4]	3,104,528	175,139
Series 2011-96,Cl. SA, 8.597%,			Federal Home Loan Mortgage Corp. ,
10/25/41[3]	127,965	22,579	Multifamily Structured Pass-Through
Series 2012-134,Cl. SA, 0.419%,			Certificates, Interest-Only Stripped Mtg. -
12/25/42[3]	439,918	80,188	Backed Security, Series K093, Cl. X1, 0.00%,
Series 2012-40,Cl. PI, 24.78%, 4/25/41[3]	679,904	66,206	5/25/29[3,4]	20,111,288	1,574,183
Federal National Mortgage Assn. , Stripped			Federal Home Loan Mortgage Corp. , Real
Mtg. -Backed Security, Series 302, Cl. 2, 6.00%,			Estate Mtg. Investment Conduit Multiclass
5/1/29	2	—	Pass-Through Certificates, 4.00%, 4/15/40	74,629	75,964
Federal National Mortgage Assn. , TBA:			Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass
2.50%, 10/1/48[5]	4,425,000	4,463,459	Pass-Through Certificates, Interest-Only Stripped Mtg. -Backed Security:
3.00%, 10/1/34-10/1/48[5]	21,745,000	22,104,802	Series 2922,Cl. SE, 23.293%, 2/15/35[3]	18,859	3,078
3.50%, 9/1/49	18,205,000	18,656,645	Series 2981,Cl. AS, 2.658%, 5/15/35[3]	161,580	23,461
3.50%, 10/1/49[5]	42,635,000	43,745,841	Federal National Mortgage Assn. , Real Estate
4.50%, 10/1/49[5]	73,600,000	77,515,750	Mtg. Investment Conduit Multiclass Pass-
FREMF Mortgage Trust:			Through Certificates, Interest-Only Stripped
Series 2012-K20,Cl. C, 4.006%,			Mtg. -Backed Security, Series 2005-12, Cl. SC,
5/25/45[1,6]	4,165,000	4,294,490	31.957%, 3/25/35[3]	8,499	1,376
Series 2013-K25,Cl. C, 3.744%,			FREMF Mortgage Trust, Series 2013-K27, Cl. C,
11/25/45[1,6]	135,000	139,238	3.615%, 1/25/46[1,6]	1,460,000	1,504,364
Series 2013-K26,Cl. C, 3.721%,			Government National Mortgage Assn. ,
12/25/45[1,6]	95,000	97,292	Interest-Only Stripped Mtg. -Backed Security,
Series 2013-K28,Cl. C, 3.609%,			Series 2007-17, Cl. AI, 42.859%, 4/16/37[3]	171,471	26,995
6/25/46[1,6]	2,330,000	2,403,083	JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-K29,Cl. C, 3.601%,			Series 2013-C10,Cl. AS, 3.372%,
5/25/46[1,6]	2,300,000	2,374,572	12/15/47	855,000	881,275
Series 2013-K713,Cl. C, 3.261%,			Series 2014-C20,Cl. AS, 4.043%,
4/25/46[1,6]	535,000	535,694	7/15/47	630,000	670,005
Series 2014-K714,Cl. C, 3.986%,			Structured Agency Credit Risk Debt Nts. :
1/25/47[1,6]	400,000	405,250	Series 2013-DN2,Cl. M2, 6.268%
Series 2015-K44,Cl. B, 3.807%,			[US0001M+425], 11/25/23[2]	811,674	874,065
1/25/48[1,6]	2,310,000	2,397,929

3 INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value	Principal Amount		Value
Collateralized Mortgage Obligations (Continued)			Adjustable-Rate Mortgages (Continued)
Structured Agency Credit Risk Debt Nts. : (Continued)			Connecticut Avenue Securities: (Continued)
Series 2014-DN1,Cl. M3, 6.518%			Series 2017-C06,Cl. 1M1, 2.768%
[US0001M+450], 2/25/24[2]	$815,000	$887,156	[US0001M+75], 2/25/30[2]	$85,617	$85,632
Series 2014-DN2,Cl. M3, 5.618%			Series 2017-C07,Cl. 1M2, 4.418%
[US0001M+360], 4/25/24[2]	840,000	891,810	[US0001M+240], 5/25/30[2]	580,000	587,542
Series 2014-DN3,Cl. M3, 6.018%			Series 2018-C02,Cl. 2M1, 2.668%
[US0001M+400], 8/25/24[2]	2,075,260	2,194,739	[US0001M+65], 8/25/302	93,768	93,776
Series 2014-HQ2,Cl. M3, 5.768%			Series 2018-C06,Cl. 2M2, 4.118%
[US0001M+375], 9/25/24[2]	915,000	991,693	[US0001M+210], 3/25/31[2]	1,280,000	1,289,417
Series 2015-HQA2,Cl. M2, 4.818%			Connecticut Avenue Securities Trust:
[US0001M+280], 5/25/28[2]	147,272	148,271	Series 2018-R07,Cl. 1M2, 4.418%
Wells Fargo Mortgage-Backed Securities Trust:			[US0001M+240], 4/25/31[1,2]	3,495,000	3,531,531
Series 2005-AR1,Cl. 1A1, 5.084%,			Series 2019-R02,Cl. 1M2, 4.318%
2/25/35[6]	471,057	490,272	[US0001M+230], 8/25/31[1,2]	1,645,000	1,655,509
Series 2006-AR2,Cl. 2A3, 4.991%,			Series 2019-R03,Cl. 1M2, 4.168%
3/25/36[6]	858,783	881,468	[US0001M+215], 9/25/31[1,2]	1,525,000	1,534,112
WF-RBS Commercial Mortgage Trust, Series			Deutsche Alt-B Securities, Inc. Mortgage Loan
2013-C14, Cl. AS, 3.488%, 6/15/46	640,000	664,329	Trust, Series 2006-AB2, Cl. A1, 5.191%,
		16,181,983	6/25/36[6]	41,101	40,136
Non-Agency—7.5%			Deutsche Mortgage Securities, Inc. , Series
Adjustable-Rate Mortgages—7.5%			2013-RS1, Cl. 1A2, 2.264% [US0001M+22],
			7/22/36[1,2]	3,510,271	3,472,365
Alba plc, Series 2007-1, Cl. F, 4.033%			Eurosail 2006-2bl plc, Series 2006-2X, Cl. E1C,
[BP0003M+325], 3/17/39[1,2]	528,637	626,806	4.031% [BP0003M+325], 12/15/44[1,2]	2,230,000	2,398,178
Banc of America Funding Trust, Series 2014-			Federal Home Loan Mortgage Corp. , STACR
R7, Cl . 3A1, 4.991%, 3/26/36[1,6]	6,718	6,768	Trust, Series 2019-HRP1, Cl. M2, 3.418%
BCAP LLC Trust, Series 2011-R11, Cl. 18A5,			[US0001M+140], 2/25/49[1,2]	745,000	745,978
4.69% [H15T1Y+210], 9/26/35[1,2]	324	324	Gemgarto 2018-1 plc SER 2018-1 CL E V/R,
Benchmark Mortgage Trust, Interest-Only			3.031%, 9/16/65	2,624,387	3,132,959
Commercial Mtg. Pass-Through Certificates,			GS Mortgage Securities Trust:
Series 2018-B1, Cl. XA, 14.698%, 1/15/51[3]	5,724,777	201,785
CD Mortgage Trust, Interest-Only Commercial			Series 2013-GC12,Cl. AAB, 2.678%,
Mtg. Pass-Through Certificates, Series 2017-			6/10/46	68,955	69,308
CD6, Cl. XA , 14.97%, 11/13/50[3]	2,291,719	125,276	Series 2013-GC16,Cl. AS, 4.649%,
Chase Mortgage Finance Trust, Series 2005-			11/10/46	160,000	174,701
A2, Cl . 1A3, 4.339%, 1/25/36[6]	9,688	9,626	Series 2014-GC18,Cl. AAB, 3.648%,
CHL Mortgage Pass-Through Trust:			1/10/47	205,291	211,556
			GSR Mortgage Loan Trust, Series 2005-AR4,
Series 2005-17,Cl. 1A8, 5.50%, 9/25/35	401,746	404,286	Cl. 6A1, 4.643%, 7/25/35[6]	7,395	7,588
Series 2005-J4,Cl. A7, 5.50%, 11/25/35	371,277	375,431	Hawksmoor Mortgage Funding 2019-1 plc SER 2019-1X CL B V/R:
Citigroup Commercial Mortgage Trust, Series			0.00%, 5/25/53[19]	10,570,000	13,043,663
2014-GC21, Cl. AAB, 3.477%, 5/10/47	255,848	263,905
Citigroup Commercial Mortgage Trust,			Hawksmoor Mortgage Funding 2019-1 plc SER 2019-1X CL C V/R:
Interest-Only Commercial Mtg. Pass-Through			0.00%, 5/25/53[19]	4,940,000	6,099,353
Certificates, Series 2017-C4, Cl. XA, 14.047%,			HomeBanc Mortgage Trust, Series 2005-3, Cl.
10/12/50[3]	6,096,937	403,286	A2, 2.328% [US0001M+31], 7/25/35[2]	9,368	9,406
Citigroup Mortgage Loan Trust, Inc. :			JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2005-2,Cl. 1A3, 4.948%,			Series 2013-C16,Cl. AS, 4.517%,
5/25/35[6]	437,304	447,871	12/15/46	820,000	887,196
Series 2006-AR1,Cl. 1A1, 4.97%			Series 2013-LC11,Cl. AS, 3.216%,
[H15T1Y+240], 10/25/35[2]	112,444	112,994	4/15/46	235,000	240,680
Series 2009-8,Cl. 7A2, 4.991%,			JP Morgan Mortgage Trust, Series 2007-A1, Cl.
3/25/36[1,6]	5,003,981	5,040,006	5A1, 4.627%, 7/25/35[6]	34,386	35,250
Series 2014-8,Cl. 1A2, 2.334%			JPMBB Commercial Mortgage Securities Trust:
[US0001M+29], 7/20/36[1,2]	3,400,000	3,393,046	Series 2014-C18,Cl. A3, 3.578%,
COMM Mortgage Trust:			2/15/47	116,552	118,197
Series 2013-CR6,Cl. AM, 3.147%,			Series 2014-C24,Cl. B, 4.116%,
3/10/46[1]	960,000	986,027	11/15/47[6]	680,000	716,385
Series 2014-CR21,Cl. AM, 3.987%,			Series 2014-C25,Cl. AS, 4.065%,
12/10/47	25,000	26,897	11/15/47	1,720,000	1,841,738
Series 2014-LC15,Cl. AM, 4.198%,			Marble Arch Residential Securitisation
4/10/47	455,000	486,527	No 4 plc, Series 4X, Cl. E1C, 4.679%
Series 2014-UBS6,Cl. AM, 4.048%,			[BP0003M+390], 3/20/40[1,2]	1,741,000	2,078,287
12/10/47	1,600,000	1,707,315	Morgan Stanley Bank of America Merrill Lynch Trust:
COMM Mortgage Trust, Interest-Only Stripped			Series 2013-C9,Cl. AS, 3.456%, 5/15/46	570,000	591,873
Mtg. -Backed Security, Series 2012-CR5, Cl. XA,			Series 2014-C14,Cl. B, 4.91%, 2/15/47[6]	240,000	261,163
22.866%, 12/10/45[3]	2,491,931	104,807	Morgan Stanley Capital I, Inc. , Interest-Only
Connecticut Avenue Securities:			Commercial Mtg. Pass-Through Certificates,
Series 2017-C01,Cl. 1M2, 5.568%			Series 2017-HR2, Cl. XA, 13.142%, 12/15/50[3]	2,008,113	107,493
[US0001M+355], 7/25/29[2]	4,140,000	4,355,278	Morgan Stanley Resecuritization Trust, Series
			2013-R9, Cl. 3A, 4.052%, 6/26/46[1,6]	9,034	9,071

	4	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

Principal Amount		Value		Principal Amount		Value
Adjustable-Rate Mortgages (Continued)			Foreign Government Obligations—23.7%
RALI Trust, Series 2006-QS13, Cl. 1A8, 6.00%,			Angola—0.2%
9/25/36	$11,406	$10,453	Republic of Angola, 9.375% Sr. Unsec.
Residential Asset Securitization Trust, Series			Nts. , 5/8/48[1]		$2,200,000 $	2,325,189
2005-A6CB, Cl. A7, 6.00%, 6/25/35	1,553,876	1,437,869	Argentina—0.8%
Stratton Mortgage Funding 2019-1 plc, Series			Argentine Republic:
2019-1, Cl. A, 0.00% [SONIA3M IR+120],
12/10/50[1,2,19]	6,000,000	7,380,295	0.00% Unsec. Nts. , 7/29/20[7]	ARS	189,100,000	1,691,441
Structured Agency Credit Risk Debt Nts. :			0.202% Unsec. Nts. , 10/29/20[7]	ARS	505,000,000	3,766,231
Series 2016-DNA1,Cl. M2, 5.045%			5.625% Sr. Unsec. Nts. , 1/26/22		2,250,000	978,773
[US0001M+290], 7/25/28[2]	155,169	156,252	6.875% Sr. Unsec. Nts. , 1/26/27		3,025,000	1,278,849
Series 2016-DNA2,Cl. M3, 6.668%			7.50% Sr. Unsec. Nts. , 4/22/26		6,000,000	2,677,560
[US0001M+465], 10/25/28[2]	1,060,000	1,137,041	9.80% Unsec. Nts. , 5/28/20	ARS	56,000,000	535,792
Series 2016-DNA3,Cl. M3, 7.018%			18.20% Unsec. Nts. , 10/3/21	ARS	9,285,000	46,649
[US0001M+500], 12/25/28[2]	3,845,000	4,170,238				10,975,295
Series 2016-DNA4,Cl. M3, 5.818%			Austria—0.5%
[US0001M+380], 3/25/29[2]	5,570,000	5,907,089	Republic of Austria, 1.50% Sr. Unsec.
Series 2016-HQA3,Cl. M3, 5.868%			Nts. , 11/2/86[1]	EUR	4,735,000	7,637,924
[US0001M+385], 3/25/29[2]	3,400,000	3,608,929	Bahrain—0.1%
Series 2016-HQA4,Cl. M3, 5.918%
[US0001M+390], 4/25/29[2]	4,580,000	4,892,872	Kingdom of Bahrain, 5.625% Sr. Unsec.
Series 2017-DNA1,Cl. M2, 5.268%			Nts. , 9/30/31[1]		1,380,000	1,394,629
[US0001M+325], 7/25/29[2]	1,980,000	2,078,046	Brazil—0.5%
Series 2017-HQA2,Cl. M1, 2.818%			Federative Republic of Brazil:
[US0001M+80], 12/25/29[2]	226,985	227,090	6.00% Nts. , 5/15/45[15]	BRL	4,650,000	5,092,707
Series 2018-DNA1,Cl. M2, 3.818%			6.00% Nts. , 8/15/50[15]	BRL	900,000	1,018,344
[US0001M+180], 7/25/30[2]	1,200,000	1,201,328	10.00% Nts. , 1/1/29	BRL	4,500,000	1,293,651
Towd Point Mortgage Funding 2019-Granite4 plc:						7,404,702
2.23%, 10/20/51	2,920,000	3,595,104	Colombia—0.4%
2.58%, 10/20/51	4,400,000	5,420,348	Republic of Colombia:
UBS Commercial Mortgage Trust, Interest-Only			Series B, 6.25% Bonds, 11/26/25	COP 8,700,000,000		2,612,237
Commercial Mtg. Pass-Through Certificates,			Series B, 10.00% Bonds, 7/24/24	COP 10,146,000,000		3,521,496
Series 2017-C5, Cl. XA, 14.70%, 11/15/50[3]	3,791,739	225,593
WaMu Mortgage Pass-Through Certificates Trust:						6,133,733
Series 2003-AR10,Cl. A7, 4.416%,			Costa Rica—0.0%
10/25/33[6]	42,820	43,717	Republic of Costa Rica, 5.625% Sr.
Series 2005-AR16,Cl. 1A1, 4.215%,			Unsec. Nts. , 4/30/43[1]		560,000	488,746
12/25/35[6]	6,344	6,351	Cyprus—0.2%
Wells Fargo Commercial Mortgage Trust,			Republic of Cyprus, 2.75% Sr. Unsec.
Interest-Only Commercial Mtg. Pass-Through			Nts. , 5/3/49[1]	EUR	1,750,000	2,521,164
Certificates, Series 2017-C42, Cl. XA, 12.88%,
12/15/50[3]	2,788,947	171,161	Dominican Republic—0.3%
Wells Fargo Mortgage-Backed Securities Trust:			Dominican Republic:
Series 2005-AR15,Cl. 1A2, 4.774%,			6.40% Sr. Unsec. Nts. , 6/5/49[1]		1,510,000	1,611,940
9/25/35[6]	87,958	87,809	7.50% Sr. Unsec. Nts. , 5/6/21[1]		3,020,000	3,159,675
Series 2005-AR15,Cl. 1A6, 4.774%,						4,771,615
9/25/35[6]	1,064,794	1,062,990	Ecuador—0.2%
Series 2005-AR4,Cl. 2A2, 5.088%,			Republic of Ecuador:
4/25/35[6]	4,030	4,109	9.50% Sr. Unsec. Nts. , 3/27/30[1]		2,830,000	2,874,341
WF-RBS Commercial Mortgage Trust:			10.75% Sr. Unsec. Nts. , 1/31/29[1]		720,000	779,857
Series 2014-C20,Cl. AS, 4.176%,						3,654,198
5/15/47	490,000	525,675
Series 2014-LC14,Cl. AS, 4.351%,			Egypt—1.9%
3/15/47[6]	395,000	425,950	Arab Republic of Egypt:
WF-RBS Commercial Mortgage Trust,			4.75% Sr. Unsec. Nts. , 4/16/26[1]	EUR	1,900,000	2,129,081
Interest-Only Commercial Mtg. Pass-Through			5.577% Sr. Unsec. Nts. , 2/21/23[1]		3,050,000	3,121,013
Certificates, Series 2011-C3, Cl. XA, 29.194%,			6.125% Sr. Unsec. Nts. , 1/31/22[1]		3,040,000	3,139,773
3/15/44[1,3]	2,942,030	48,963	8.50% Sr. Unsec. Nts. , 1/31/47[1]		1,450,000	1,539,881
		107,879,800	8.70% Sr. Unsec. Nts. , 3/1/49[1]		2,566,000	2,766,751
Total Mortgage-Backed Obligations (Cost $327,760,528)		329,926,679	16.00% Bonds, 6/11/22	EGP	154,800,000	9,904,273
			18.15% Unsec. Nts. , 12/11/21	EGP	45,000,000	2,931,587
U. S. Government Obligations—5.8%			Series 3YR, 16.00% Unsec. Nts. ,
			12/12/20	EGP	29,000,000	1,812,216
United States Treasury Inflation-Protected Securities:						27,344,575
1.00%, 2/15/46-2/15/49[15,16]	74,719,579	84,516,567
Total U. S. Government Obligations (Cost $81,067,831)		84,516,567	El Salvador—0.1%
			Republic of El Salvador, 7.125% Sr.
			Unsec. Nts. , 1/20/50[1]		1,365,500	1,394,517

	5	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount		Value		Principal Amount		Value
Fiji—0.1%				New Zealand—1.3%
Republic of Fiji, 6.625% Sr. Unsec. Nts. ,				New Zealand, 1.50% Sr. Unsec. Nts. ,
10/2/20[1]		$1,535,000	$1,534,999	5/15/31	NZD	30,000,000	$19,362,334
France—0.8%				Oman—0.4%
French Republic, 1.75% Bonds, 6/25/39[1]	EUR	8,000,000	11,309,644	Sultanate of Oman:
Greece—1.7%				3.875% Sr. Unsec. Nts. , 3/8/22[1]		2,955,000	2,950,405
Hellenic Republic:				6.75% Sr. Unsec. Nts. , 1/17/48[1]		2,685,000	2,540,681
Bonds, 10/15/42[6]	EUR	30,230,000	135,092				5,491,086
1.875% Bonds, 7/23/26[1]	EUR	5,155,000	5,915,668	Panama—0.2%
3.90% Bonds, 1/30/33[1]	EUR	12,145,000	16,567,043	Republic of Panama, 3.75% Sr. Unsec.
4.00% Bonds, 1/30/37[1]	EUR	1,425,000	1,992,138	Nts. , 4/17/26[1]		2,130,000	2,252,475
			24,609,941	Paraguay—0.2%
India—2.0%				Republic of Paraguay, 4.625% Sr. Unsec.
Export-Import Bank of India:				Nts. , 1/25/23[1]		3,050,000	3,215,493
7.35% Sr. Unsec. Nts. , 5/18/22	INR	70,000,000	1,003,951	Peru—0.0%
8.00% Sr. Unsec. Nts. , 5/27/21	INR	280,000,000	4,018,698	Republic of Peru, 5.40% Sr. Unsec. Nts. ,
Republic of India:				8/12/34[1]	PEN	455,000	144,181
7.17% Sr. Unsec. Nts. , 1/8/28	INR	385,000,000	5,566,265
7.59% Sr. Unsec. Nts. , 1/11/26	INR	600,000,000	8,875,467	Russia—0.2%
7.72% Sr. Unsec. Nts. , 5/25/25	INR	15,000,000	222,877	Russian Federation, 4.875% Sr. Unsec.
8.20% Sr. Unsec. Nts. , 9/24/25	INR	415,600,000	6,317,480	Nts. , 9/16/23[1]		3,050,000	3,335,651
8.24% Sr. Unsec. Nts. , 2/15/27	INR	215,000,000	3,278,181	Senegal—0.3%
			29,282,919	Republic of Senegal, 6.75% Sr. Unsec.
Indonesia—2.1%				Nts. , 3/13/48[1]		3,890,000	3,758,853
Perusahaan Penerbit SBSN Indonesia III:				South Africa—2.3%
4.35% Sr. Unsec. Nts. , 9/10/24[1]		525,000	564,375	Republic of South Africa:
4.55% Sr. Unsec. Nts. , 3/29/26[1]		790,000	863,865	5.875% Sr. Unsec. Nts. , 5/30/22		1,505,000	1,613,172
Republic of Indonesia:				Series 2023, 7.75% Sr. Unsec. Nts. ,
3.85% Sr. Unsec. Nts. , 7/18/27[1]		440,000	465,500	2/28/23	ZAR	22,500,000	1,499,678
4.125% Sr. Unsec. Nts. , 1/15/25[1]		490,000	522,631	Series 2030, 8.00% Sr. Unsec. Nts. ,
8.125% Sr. Unsec. Nts. , 5/15/24	IDR 86,000,000,000		6,413,498	1/31/30	ZAR	99,100,000	6,113,098
8.25% Sr. Unsec. Nts. , 5/15/29	IDR 29,100,000,000		2,193,170	Series 2037, 8.50% Sr. Unsec. Nts. ,
Series FR56, 8.375% Sr. Unsec. Nts. ,				1/31/37	ZAR	107,000,000	6,348,141
9/15/26	IDR 104,095,000,000		7,874,554	Series 2048, 8.75% Sr. Unsec. Nts. ,
Series FR59, 7.00% Sr. Unsec. Nts. ,				2/28/48	ZAR	104,000,000	6,074,621
5/15/27	IDR 40,000,000,000		2,804,480	Series R186, 10.50% Sr. Unsec. Nts. ,
Series FR64, 6.125% Sr. Unsec. Nts. ,				12/21/26	ZAR	133,675,000	9,857,263
5/15/28	IDR 20,000,000,000		1,308,066	Series R214, 6.50% Sr. Unsec. Nts. ,
Series FR74, 7.50% Sr. Unsec. Nts. ,				2/28/41	ZAR	25,000,000	1,161,522
8/15/32	IDR 112,480,000,000		7,874,789				32,667,495
			30,884,928	Spain—0.4%
Italy—2.4%				Kingdom of Spain, 0.60% Nts. ,
Republic of Italy:				10/31/29[1]	EUR	4,990,000	5,689,059
2.80% Bonds, 3/1/67[1]	EUR	17,280,000	22,439,002	Sri Lanka—0.8%
2.95% Bonds, 9/1/38[1]	EUR	9,280,000	12,430,379	Democratic Socialist Republic of Sri Lanka:
			34,869,381	5.75% Sr. Unsec. Nts. , 4/18/23[1]		1,450,000	1,441,365
Ivory Coast—0.3%				5.875% Sr. Unsec. Nts. , 7/25/22[1]		1,350,000	1,358,762
Republic of Cote d'Ivoire:				6.25% Sr. Unsec. Nts. , 10/4/20[1]		3,255,000	3,307,078
5.125% Sr. Unsec. Nts. , 6/15/25[1]	EUR	1,505,000	1,756,390	6.25% Sr. Unsec. Nts. , 7/27/21[1]		3,010,000	3,059,579
5.25% Sr. Unsec. Nts. , 3/22/30[1]	EUR	2,110,000	2,316,181	6.35% Sr. Unsec. Nts. , 6/28/24[1]		1,210,000	1,214,307
			4,072,571	7.85% Sr. Unsec. Nts. , 3/14/29[1]		1,205,000	1,214,111
Kenya—0.0%							11,595,202
Republic of Kenya, 8.25% Sr. Unsec.				Supranational—0.1%
Nts. , 2/28/48[1]		600,000	614,371	European Bank for Reconstruction &
				Development, 6.85% Sr. Unsec. Nts. ,
Malaysia—0.1%				6/21/21	IDR 10,600,000,000		752,753
Federation of Malaysia, 4.127% Sr.				International Finance Corp. , 16.721% Sr.
Unsec. Nts. , 4/15/32	MYR	7,600,000	1,912,606	Unsec. Nts. , 2/15/29[1,7]	TRY	3,700,000	216,863
Mexico—1.3%							969,616
United Mexican States:				Thailand—0.5%
Series M, 5.75% Bonds, 3/5/26	MXN	84,445,000	4,054,379	Kingdom of Thailand, 2.125% Sr. Unsec.
Series M20, 8.50% Sr. Unsec. Nts. ,				Nts. , 12/17/26	THB	210,000,000	7,189,907
5/31/29	MXN	256,700,000	14,490,919
			18,545,298	Turkey—0.6%
				Republic of Turkey:
				8.50% Bonds, 9/14/22	TRY	15,200,000	2,394,935
				10.70% Bonds, 2/17/21	TRY	22,045,000	3,784,776

		6	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

	Principal Amount		Value		Principal Amount	Value
Turkey (Continued)				Auto Components (Continued)
Republic of Turkey: (Continued)				Panther BF Aggregator 2 LP/Panther
12.40% Bonds, 3/8/28	TRY	13,500,000	$2,304,586	Finance Co. , Inc.:
			8,484,297	6.25% Sr. Sec. Nts. , 5/15/26[1]	$167,000 $	176,185
Ukraine—0.3%				8.50% Sr. Unsec. Nts. , 5/15/27[1]	336,000	341,040
Ukraine, 7.75% Sr. Unsec. Nts. , 9/1/26[1]		3,700,000	3,870,174			1,920,218
United Arab Emirates—0.1%				Automobiles—0.5%
United Arab Emirates, 3.125% Sr. Unsec.				Ford Motor Credit Co. LLC:
Nts. , 9/30/49[1]		1,465,000	1,422,881	5.584% Sr. Unsec. Nts. , 3/18/24	1,510,000	1,607,076
Total Foreign Government Obligations (Cost $361,426,776)			343,131,649	5.75% Sr. Unsec. Nts. , 2/1/21	1,660,000	1,716,551
				General Motors Financial Co. , Inc.:
				4.20% Sr. Unsec. Nts. , 11/6/21	1,460,000	1,506,652
Corporate Loans—0.3%				5.10% Sr. Unsec. Nts. , 1/17/24	1,510,000	1,624,624
Albertson's LLC, Sr. Sec. Credit Facilities				JB Poindexter & Co. , Inc. , 7.125% Sr.
1st Lien Term Loan, Tranche B7, 4.794%				Unsec. Nts. , 4/15/26[1]	520,000	540,800
[LIBOR12+275], 11/17/25[8,9]		129,601	130,542	Tesla, Inc. , 5.30% Sr. Unsec. Nts. ,
Aleris International, Inc. , Sr. Sec. Credit				8/15/25[1]	210,000	189,262
Facilities 1st Lien Term Loan, 6.794%						7,184,965
[LIBOR12+475], 2/27/23[5,8,9]		274,485	275,274
American Greetings Corp. , Sr. Sec. Credit				Distributors—0.1%
Facilities 1st Lien Term Loan, Tranche B,				Core & Main Holdings LP, 9.375% PIK
6.544% [LIBOR12+450], 4/6/24[8,9]		537,964	535,049	Rate, 8.625% Cash Rate, 8.625% Sr.
Caesars Growth Properties Holdings				Unsec. Nts. , 9/15/24[1,11]	1,490,000	1,506,762
LLC, Sr. Sec. Credit Facilities 1st Lien				LKQ Corp. , 4.75% Sr. Unsec. Nts. ,
Term Loan, 4.794% [LIBOR4+275],				5/15/23	188,000	191,290
12/23/24[8,9]		728,147	724,190			1,698,052
Claire's Stores, Inc. , Sr. Sec. Credit				Diversified Consumer Services—0.1%
Facilities Term Loan, 9.569%				Cengage Learning, Inc. , 9.50% Sr.
[LIBOR4+725], 10/12/38[8,9]		37,137	68,703	Unsec. Nts. , 6/15/24[1]	77,000	70,840
Dun & Bradstreet Corp. (The), Sr. Sec.				GEMS MENASA Cayman Ltd. /GEMS
Credit Facilities 1st Lien Term Loan,				Education Delaware LLC, 7.125% Sr.
Tranche B, 7.145% [LIBOR12+500],				Sec. Nts. , 7/31/26[1]	1,025,000	1,060,875
2/6/26[8,9]		432,000	435,201	Service Corp. International, 4.625% Sr.
iHeartCommunications, Inc. , Sr. Sec.				Unsec. Nts. , 12/15/27	160,000	167,000
Credit Facilities 1st Lien Exit Term Loan,						1,298,715
6.10% [LIBOR12+400], 5/1/26[8,9]		207,247	208,836
KIK Custom Products, Inc. , Sr. Sec. Credit				Entertainment—0.1%
Facilities 1st Lien Term Loan, Tranche B,				AMC Entertainment Holdings, Inc.:
6.256% [LIBOR12+400], 5/15/23[8,9]		270,000	256,838	5.75% Sr. Sub. Nts. , 6/15/25	275,000	263,147
Murray Energy Corp. , Sr. Sec. Credit				5.875% Sr. Sub. Nts. , 11/15/26	296,000	270,372
Facilities 1st Lien Term Loan, Tranche B2,				Cinemark USA, Inc. , 4.875% Sr. Unsec.
9.354% [LIBOR4+725], 10/17/22[8,9]		539,370	210,894	Nts. , 6/1/23	252,000	256,410
Neiman Marcus Group Ltd. LLC, Sr. Sec.				Live Nation Entertainment, Inc. , 5.625%
Credit Facilities 1st Lien Term Loan,				Sr. Unsec. Nts. , 3/15/26[1]	227,000	242,039
1.00% PIK Rate, 7.557% Cash Rate,				Netflix, Inc.:
8.88% [LIBOR12+650], 10/25/23[8,9]		224,089	171,895	5.375% Sr. Unsec. Nts. , 11/15/29[1]	365,000	380,512
PetSmart, Inc. , Sr. Sec. Credit Facilities				5.875% Sr. Unsec. Nts. , 11/15/28	275,000	299,420
1st Lien Term Loan, Tranche B, 6.04%						1,711,900
[LIBOR12+400], 3/11/22[8,9]		466,126	455,615	Hotels, Restaurants & Leisure—1.8%
Scientific Games International, Inc. , Sr.				1011778 B. C. ULC/New Red Finance,
Sec. Credit Facilities 1st Lien Term Loan,				Inc.:
Tranche B5, 4.794% [LIBOR6+275],				4.25% Sr. Sec. Nts. , 5/15/24[1]	347,000	357,830
8/14/24[5,8,9]		706,056	701,117	5.00% Sec. Nts. , 10/15/25[1]	1,335,000	1,382,392
Windstream Services LLC, Sr. Sec. Credit				Aramark Services, Inc.:
Facilities Term Loan, Tranche B6, 10.00%				4.75% Sr. Unsec. Nts. , 6/1/26	222,000	229,215
[PRIME4+500], 3/29/21[5,8,9,10]		169,086	172,274	5.00% Sr. Unsec. Nts. , 4/1/25[1]	1,510,000	1,562,850
Total Corporate Loans (Cost $4,584,928)			4,346,428	5.00% Sr. Unsec. Nts. , 2/1/28[1]	272,000	282,880
				Boyd Gaming Corp.:
Corporate Bonds and Notes—32.0%				6.00% Sr. Unsec. Nts. , 8/15/26	690,000	730,474
Consumer Discretionary—5.5%				6.375% Sr. Unsec. Nts. , 4/1/26	113,000	120,204
Auto Components—0.1%				CEC Entertainment, Inc. , 8.00% Sr.
American Axle & Manufacturing, Inc. ,				Unsec. Nts. , 2/15/22	238,000	226,695
6.25% Sr. Unsec. Nts. , 4/1/25		567,000	550,699	Cedar Fair LP, 5.25% Sr. Unsec. Nts. ,
Dana Financing Luxembourg Sarl,				7/15/29[1]	440,000	472,450
6.50% Sr. Unsec. Nts. , 6/1/26[1]		328,000	347,680	Diamond Resorts International, Inc.:
Delphi Technologies plc, 5.00% Sr.				7.75% Sr. Sec. Nts. , 9/1/23[1]	167,000	172,636
Unsec. Nts. , 10/1/25[1]		285,000	253,650	10.75% Sr. Unsec. Nts. , 9/1/24[1]	113,000	116,955
Goodyear Tire & Rubber Co. (The),				Downstream Development Authority of
5.00% Sr. Unsec. Nts. , 5/31/26		247,000	250,964	the Quapaw Tribe of Oklahoma, 10.50%
				Sr. Sec. Nts. , 2/15/23[1]	162,000	173,340

		7	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Value		Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)			Household Durables (Continued)
Eldorado Resorts, Inc.:			Lennar Corp. : (Continued)
6.00% Sr. Unsec. Nts. , 4/1/25	$190,000	$200,925	4.75% Sr. Unsec. Nts. , 4/1/21	$2,925,000 $	2,994,469
6.00% Sr. Unsec. Nts. , 9/15/26	205,000	225,500	4.75% Sr. Unsec. Nts. , 5/30/25	444,000	476,190
Golden Nugget, Inc. , 6.75% Sr. Unsec.			5.00% Sr. Unsec. Nts. , 6/15/27	207,000	222,266
Nts. , 10/15/24[1]	675,000	693,562	5.25% Sr. Unsec. Nts. , 6/1/26	295,000	320,075
Hilton Domestic Operating Co. , Inc. ,			LGI Homes, Inc. , 6.875% Sr. Unsec. Nts. ,
4.25% Sr. Unsec. Nts. , 9/1/24	256,000	261,440	7/15/26[1]	126,000	131,670
Hilton Grand Vacations Borrower LLC/			M/I Homes, Inc. , 5.625% Sr. Unsec. Nts. ,
Hilton Grand Vacations Borrower, Inc. ,			8/1/25	422,000	436,770
6.125% Sr. Unsec. Nts. , 12/1/24	342,000	365,085	Mattamy Group Corp. , 6.875% Sr.
International Game Technology plc,			Unsec. Nts. , 12/15/23[1]	207,000	216,315
6.25% Sr. Sec. Nts. , 2/15/22[1]	3,378,000	3,581,584	MDC Holdings, Inc. , 6.00% Sr. Unsec.
KFC Holding Co. /Pizza Hut Holdings LLC/			Nts. , 1/15/43	1,305,000	1,353,938
Taco Bell of America LLC:			PulteGroup, Inc. , 5.50% Sr. Unsec. Nts. ,
4.75% Sr. Unsec. Nts. , 6/1/27[1]	175,000	182,656	3/1/26	409,000	448,366
5.25% Sr. Unsec. Nts. , 6/1/26[1]	423,000	448,803	Spectrum Brands, Inc. , 5.00% Sr. Unsec.
Marriott Ownership Resorts, Inc. , 4.75%			Nts. , 10/1/29[1]	538,000	548,760
Sr. Unsec. Nts. , 1/15/28[1,5]	1,300,000	1,316,250	Taylor Morrison Communities, Inc. ,
Melco Resorts Finance Ltd.:			5.75% Sr. Unsec. Nts. , 1/15/28[1]	290,000	315,375
4.875% Sr. Unsec. Nts. , 6/6/25[1]	750,000	760,576	Taylor Morrison Communities, Inc. /Taylor
5.625% Sr. Unsec. Nts. , 7/17/27[1]	290,000	301,702	Morrison Holdings II, Inc. , 5.875% Sr.
MGM China Holdings Ltd.:			Unsec. Nts. , 4/15/23[1]	560,000	600,600
5.375% Sr. Unsec. Nts. , 5/15/24[1]	1,505,000	1,565,200	William Lyon Homes, Inc. , 5.875% Sr.
5.875% Sr. Unsec. Nts. , 5/15/26[1]	1,300,000	1,365,000	Unsec. Nts. , 1/31/25	360,000	365,400
MGM Resorts International:					11,561,159
5.75% Sr. Unsec. Nts. , 6/15/25	225,000	248,906	Internet & Catalog Retail—0.0%
6.00% Sr. Unsec. Nts. , 3/15/23	310,000	342,302	GrubHub Holdings, Inc. , 5.50% Sr.
6.625% Sr. Unsec. Nts. , 12/15/21	179,000	194,573	Unsec. Nts. , 7/1/27[1]	595,000	608,388
Party City Holdings, Inc. , 6.625% Sr.
Unsec. Nts. , 8/1/26[1]	264,000	262,020	Leisure Equipment & Products—0.1%
Penn National Gaming, Inc. , 5.625% Sr.			Mattel, Inc.:
Unsec. Nts. , 1/15/27[1]	337,000	348,795	4.35% Sr. Unsec. Nts. , 10/1/20	405,000	409,050
Sabre GLBL, Inc. , 5.25% Sr. Sec. Nts. ,			6.75% Sr. Unsec. Nts. , 12/31/25[1]	758,000	792,823
11/15/23[1]	398,000	410,935			1,201,873
Scientific Games International, Inc.:			Media—1.4%
8.25% Sr. Unsec. Nts. , 3/15/26[1]	269,000	287,157	Affinion Group, Inc. , 14% PIK Rate,
10.00% Sr. Unsec. Nts. , 12/1/22	429,000	447,769	12.50% Cash Rate, 12.50% Sr. Unsec.
Six Flags Entertainment Corp. , 4.875%			Nts. , 11/10/22[1,11]	1,078,936	712,098
Sr. Unsec. Nts. , 7/31/24[1]	289,000	299,837	Altice Financing SA:
Viking Cruises Ltd. , 5.875% Sr. Unsec.			6.625% Sr. Sec. Nts. , 2/15/23[1]	109,000	112,134
Nts. , 9/15/27[1]	187,000	198,613	7.50% Sr. Sec. Nts. , 5/15/26[1]	374,000	398,306
Wyndham Hotels & Resorts, Inc. ,			Altice Finco SA, 8.125% Sec. Nts. ,
5.375% Sr. Unsec. Nts. , 4/15/26[1]	550,000	578,875	1/15/24[1]	372,000	385,950
Wynn Las Vegas LLC/Wynn Las Vegas			Altice Luxembourg SA:
Capital Corp.:			7.625% Sr. Unsec. Nts. , 2/15/25[1]	126,000	131,827
5.25% Sr. Unsec. Nts. , 5/15/27[1]	390,000	401,213	10.50% Sr. Sec. Nts. , 5/15/27[1]	254,000	286,893
5.50% Sr. Unsec. Nts. , 3/1/25[1]	565,000	594,663	AMC Networks, Inc.:
Wynn Macau Ltd.:			4.75% Sr. Unsec. Nts. , 8/1/25	268,000	277,380
4.875% Sr. Unsec. Nts. , 10/1/24[1]	3,169,000	3,165,039	5.00% Sr. Unsec. Nts. , 4/1/24	275,000	283,937
5.50% Sr. Unsec. Nts. , 10/1/27[1]	80,000	81,200	Belo Corp. , 7.75% Sr. Unsec. Nts. ,
Wynn Resorts Finance LLC / Wynn			6/1/27	376,000	435,220
Resorts Capital Corp. , 5.125% Sr. Unsec.			Block Communications, Inc. , 6.875% Sr.
Nts. , 10/1/29[1]	432,000	453,503	Unsec. Nts. , 2/15/25[1]	254,000	266,065
		25,411,604	Cablevision Systems Corp. , 5.875% Sr.
Household Durables—0.8%			Unsec. Nts. , 9/15/22	183,000	197,640
Avon International Operations, Inc. ,			CCO Holdings LLC/CCO Holdings Capital
7.875% Sr. Sec. Nts. , 8/15/22[1]	910,000	951,833	Corp.:
Beazer Homes USA, Inc.:			4.00% Sr. Unsec. Nts. , 3/1/23[1]	167,000	170,131
5.875% Sr. Unsec. Nts. , 10/15/27	365,000	356,331	5.00% Sr. Unsec. Nts. , 2/1/28[1]	304,000	315,020
6.75% Sr. Unsec. Nts. , 3/15/25	1,205,000	1,233,619	5.125% Sr. Unsec. Nts. , 5/1/23[1]	247,000	253,728
Brookfield Residential Properties, Inc. /			5.125% Sr. Unsec. Nts. , 5/1/27[1]	460,000	481,275
Brookfield Residential US Corp. , 6.125%			5.375% Sr. Unsec. Nts. , 5/1/25[1]	109,000	113,360
Sr. Unsec. Nts. , 7/1/22[1]	157,000	159,842	5.75% Sr. Unsec. Nts. , 2/15/26[1]	1,315,000	1,390,612
Eagle Intermediate Global Holding BV/			5.875% Sr. Unsec. Nts. , 4/1/24[1]	160,000	167,354
Ruyi US Finance LLC, 7.50% Sr. Sec. Nts. ,			5.875% Sr. Unsec. Nts. , 5/1/27[1]	109,000	115,540
5/1/25[1]	285,000	257,212	Clear Channel Commuications, Inc. ,
Lennar Corp. :			9.00% Sr. Nts. , 12/15/19[10,12,13]	1,455,000	—
4.50% Sr. Unsec. Nts. , 4/30/24	163,000	172,128

	8	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value		Principal Amount	Value
Media (Continued)			Specialty Retail (Continued)
CSC Holdings LLC:			Suburban Propane Partners LP/Suburban
5.25% Sr. Unsec. Nts. , 6/1/24	$316,000	$340,490	Energy Finance Corp. , 5.875% Sr. Unsec.
5.375% Sr. Unsec. Nts. , 7/15/23[1]	157,000	161,514	Nts. , 3/1/27	$356,000	$365,619
5.50% Sr. Unsec. Nts. , 5/15/26[1]	205,000	216,254			3,579,103
5.50% Sr. Unsec. Nts. , 4/15/27[1]	247,000	261,793	Textiles, Apparel & Luxury Goods—0.2%
6.50% Sr. Unsec. Nts. , 2/1/29[1]	285,000	317,305	Hanesbrands, Inc.:
10.875% Sr. Unsec. Nts. , 10/15/25[1]	319,000	361,850	4.625% Sr. Unsec. Nts. , 5/15/24[1]	1,890,000	2,001,056
Cumulus Media New Holdings, Inc. ,			4.875% Sr. Unsec. Nts. , 5/15/26[1]	405,000	429,908
6.75% Sr. Sec. Nts. , 7/1/26[1]	300,000	315,375	William Carter Co. (The), 5.625% Sr.
Diamond Sports Group LLC/Diamond			Unsec. Nts. , 3/15/27[1]	285,000	306,019
Sports Finance Co.:					2,736,983
5.375% Sr. Sec. Nts. , 8/15/26[1]	1,395,000	1,450,800
6.625% Sr. Unsec. Nts. , 8/15/27[1]	705,000	732,178	Consumer Staples—1.1%
DISH DBS Corp. :			Beverages—0.2%
5.125% Sr. Unsec. Nts. , 5/1/20	285,000	288,919	Coca-Cola Icecek AS, 4.215% Sr. Unsec.
5.875% Sr. Unsec. Nts. , 7/15/22	242,000	252,588	Nts. , 9/19/24[1]	3,015,000	3,008,298
5.875% Sr. Unsec. Nts. , 11/15/24	2,280,000	2,268,600	Simmons Foods, Inc. , 5.75% Sec. Nts. ,
6.75% Sr. Unsec. Nts. , 6/1/21	126,000	132,905	11/1/24[1]	389,000	381,220
7.75% Sr. Unsec. Nts. , 7/1/26	250,000	255,375			3,389,518
Gray Television, Inc.:			Food & Staples Retailing—0.2%
5.125% Sr. Unsec. Nts. , 10/15/24[1]	260,000	270,075	Albertsons Cos LLC/Safeway, Inc. /New
5.875% Sr. Unsec. Nts. , 7/15/26[1]	248,000	258,540	Albertsons LP/Albertson's LLC, 5.875%
iHeartCommunications, Inc.:			Sr. Unsec. Nts. , 2/15/28[1]	1,310,000	1,389,831
6.375% Sr. Sec. Nts. , 5/1/26	74,967	81,339	Albertsons Cos. LLC/Safeway, Inc. /New
8.375% Sr. Unsec. Nts. , 5/1/27	246,439	267,386	Albertsons LP/Albertson's LLC:
Lamar Media Corp. , 5.75% Sr. Unsec.			5.75% Sr. Unsec. Nts. , 3/15/25	174,000	180,090
Nts. , 2/1/26	323,000	342,703	7.50% Sr. Unsec. Nts. , 3/15/26[1]	285,000	318,487
MDC Partners, Inc. , 6.50% Sr. Unsec.			Fresh Market, Inc. (The), 9.75% Sr. Sec.
Nts. , 5/1/24[1]	188,000	172,255	Nts. , 5/1/23[1]	362,000	211,770
Outfront Media Capital LLC/Outfront			Ingles Markets, Inc. , 5.75% Sr. Unsec.
Media Capital Corp. , 5.00% Sr. Unsec.			Nts. , 6/15/23	338,000	346,028
Nts. , 8/15/27[1]	75,000	78,938			2,446,206
Sinclair Television Group, Inc. , 5.625%			Food Products—0.5%
Sr. Unsec. Nts. , 8/1/24[1]	413,000	425,906
Sirius XM Radio, Inc.:			Darling Ingredients, Inc. , 5.25% Sr.
			Unsec. Nts. , 4/15/27[1]	144,000	151,740
4.625% Sr. Unsec. Nts. , 7/15/24[1]	580,000	602,811	JBS Investments II GmbH, 7.00% Sr.
5.375% Sr. Unsec. Nts. , 7/15/26[1]	665,000	700,651	Unsec. Nts. , 1/15/26[1]	430,000	465,041
5.50% Sr. Unsec. Nts. , 7/1/29[1]	655,000	700,850	JBS USA LUX SA/JBS USA Finance, Inc. ,
TEGNA, Inc. , 5.50% Sr. Unsec. Nts. ,			6.75% Sr. Unsec. Nts. , 2/15/28[1]	560,000	622,300
9/15/24[1]	253,000	261,855	JBS USA LUX SA/JBS USA Food Co. /JBS
Telenet Finance Luxembourg Notes Sarl,			USA Finance, Inc. :
5.50% Sr. Sec. Nts. , 3/1/28[1]	805,000	847,263	5.50% Sr. Unsec. Nts. , 1/15/30[1]	1,165,000	1,237,789
Univision Communications, Inc.:			6.50% Sr. Unsec. Nts. , 4/15/29[1]	570,000	634,125
5.125% Sr. Sec. Nts. , 5/15/23[1]	180,000	180,450	Lamb Weston Holdings, Inc. , 4.625% Sr.
5.125% Sr. Sec. Nts. , 2/15/25[1]	336,000	328,440	Unsec. Nts. , 11/1/24[1]	285,000	301,359
Virgin Media Secured Finance plc:			NBM US Holdings, Inc. , 6.625% Sr.
5.50% Sr. Sec. Nts. , 8/15/26[1]	346,000	363,836	Unsec. Nts. , 8/6/29[1]	2,200,000	2,257,750
5.50% Sr. Sec. Nts. , 5/15/29[1]	130,000	135,850	Pilgrim's Pride Corp.:
Ziggo BV, 5.50% Sr. Sec. Nts. , 1/15/27[1]	424,000	444,140	5.75% Sr. Unsec. Nts. , 3/15/25[1]	288,000	298,800
		20,313,704	5.875% Sr. Unsec. Nts. , 9/30/27[1]	134,000	144,418
Multiline Retail—0.0%			Post Holdings, Inc.:
Michaels Stores, Inc. , 8.00% Sr. Unsec.			5.00% Sr. Unsec. Nts. , 8/15/26[1]	325,000	338,276
Nts. , 7/15/27[1]	585,000	587,925	5.75% Sr. Unsec. Nts. , 3/1/27[1]	418,000	445,254
Specialty Retail—0.3%			Simmons Foods, Inc. , 7.75% Sr. Sec.
GameStop Corp. , 6.75% Sr. Unsec. Nts. ,			Nts. , 1/15/24[1]	137,000	148,988
3/15/21[1]	572,000	561,990			7,045,840
L Brands, Inc.:			Household Products—0.2%
5.25% Sr. Unsec. Nts. , 2/1/28	139,000	129,673	Controladora Mabe SA de CV, 5.60% Sr.
6.875% Sr. Unsec. Nts. , 11/1/35	805,000	703,167	Unsec. Nts. , 10/23/28[1]	2,285,000	2,467,823
7.50% Sr. Unsec. Nts. , 6/15/29	595,000	593,512	Spectrum Brands, Inc. , 6.125% Sr.
Lithia Motors, Inc. , 5.25% Sr. Unsec.			Unsec. Nts. , 12/15/24	280,000	291,970
Nts. , 8/1/25[1]	530,000	554,513			2,759,793
PetSmart, Inc. , 5.875% Sr. Sec. Nts. ,			Personal Products—0.0%
6/1/25[1]	304,000	304,000	First Quality Finance Co. , Inc. , 5.00% Sr.
Sonic Automotive, Inc. , 6.125% Sr. Sub.			Unsec. Nts. , 7/1/25[1]	271,000	280,485
Nts. , 3/15/27	359,000	366,629

	9	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value		Principal Amount	Value
Energy—4.4%			Oil, Gas & Consumable Fuels (Continued)
Energy Equipment & Services—0.3%			Centennial Resource Production LLC:
ADES International Holding plc, 8.625%			5.375% Sr. Unsec. Nts. , 1/15/26[1]	$64,000 $	61,440
Sr. Sec. Nts. , 4/24/24[1]	$500,000	$499,375	6.875% Sr. Unsec. Nts. , 4/1/27[1]	1,011,000	1,013,527
Antero Midstream Partners LP/Antero			Cheniere Corpus Christi Holdings LLC:
Midstream Finance Corp. , 5.75% Sr.			5.125% Sr. Sec. Nts. , 6/30/27	282,000	309,495
Unsec. Nts. , 1/15/28[1]	580,000	484,300	7.00% Sr. Sec. Nts. , 6/30/24	336,000	386,820
Basic Energy Services, Inc. , 10.75% Sr.			Chesapeake Energy Corp.:
Sec. Nts. , 10/15/23[1]	208,000	152,880	7.00% Sr. Unsec. Nts. , 10/1/24	90,000	64,912
CSI Compressco LP/CSI Compressco			7.50% Sr. Unsec. Nts. , 10/1/26	105,000	71,925
Finance, Inc.:			8.00% Sr. Unsec. Nts. , 3/15/26[1]	122,000	84,180
7.25% Sr. Unsec. Nts. , 8/15/22	145,000	131,892	8.00% Sr. Unsec. Nts. , 6/15/27	188,000	127,370
7.50% Sr. Sec. Nts. , 4/1/25[1]	207,000	204,412	CITGO Petroleum Corp. , 6.25% Sr. Sec.
Ensign Drilling, Inc. , 9.25% Sr. Unsec.			Nts. , 8/15/22[1]	70,000	71,050
Nts. , 4/15/24[1]	168,000	157,500	CNX Resources Corp. , 5.875% Sr. Unsec.
Exterran Energy Solutions LP/EES			Nts. , 4/15/22	128,000	123,520
Finance Corp. , 8.125% Sr. Unsec. Nts. ,			Comstock Resources, Inc. , 9.75% Sr.
5/1/25	260,000	260,325	Unsec. Nts. , 8/15/26	214,000	179,760
McDermott Technology Americas,			Cosan Ltd. , 5.50% Sr. Unsec. Nts. ,
Inc. /McDermott Technology US, Inc. ,			9/20/29[1]	1,760,000	1,807,960
10.625% Sr. Unsec. Nts. , 5/1/24[1]	1,470,000	356,475	Crestwood Midstream Partners LP/
Precision Drilling Corp. , 7.125% Sr.			Crestwood Midstream Finance Corp.:
Unsec. Nts. , 1/15/26[1]	194,000	180,420	5.625% Sr. Unsec. Nts. , 5/1/27[1]	561,000	574,150
Rowan Cos. , Inc. , 7.375% Sr. Unsec.			5.75% Sr. Unsec. Nts. , 4/1/25	74,000	76,405
Nts. , 6/15/25	249,000	148,155	6.25% Sr. Unsec. Nts. , 4/1/23	84,000	86,625
Tervita Escrow Corp. , 7.625% Sec. Nts. ,			CrownRock LP/CrownRock Finance, Inc. ,
12/1/21[1]	174,000	177,698	5.625% Sr. Unsec. Nts. , 10/15/25[1]	336,000	339,353
Transocean Pontus Ltd. , 6.125% Sr. Sec.			DCP Midstream Operating LP:
Nts. , 8/1/25[1]	129,940	132,539	4.75% Sr. Unsec. Nts. , 9/30/21[1]	285,000	292,837
Transocean Poseidon Ltd. , 6.875% Sr.			5.125% Sr. Unsec. Nts. , 5/15/29	133,000	135,660
Sec. Nts. , 2/1/27[1]	64,000	66,240	Denbury Resources, Inc.:
Transocean Sentry Ltd. , 5.375% Sr. Sec.			9.00% Sec. Nts. , 5/15/21[1]	263,000	245,247
Nts. , 5/15/23[1]	254,000	254,635	9.25% Sec. Nts. , 3/31/22[1]	169,000	148,720
Transocean, Inc. , 9.00% Sr. Unsec. Nts. ,			Energy Transfer Operating LP, 7.50% Sr.
7/15/23[1]	357,000	371,726	Unsec. Nts. , 10/15/20	290,000	304,833
USA Compression Partners LP/USA			EnLink Midstream LLC, 5.375% Sr.
Compression Finance Corp. :			Unsec. Nts. , 6/1/29	64,000	61,280
6.875% Sr. Unsec. Nts. , 4/1/26	200,000	208,500	EnLink Midstream Partners LP:
6.875% Sr. Unsec. Nts. , 9/1/27[1]	190,000	197,125	4.40% Sr. Unsec. Nts. , 4/1/24	64,000	61,875
Valaris plc:			5.60% Sr. Unsec. Nts. , 4/1/44	110,000	90,475
5.20% Sr. Unsec. Nts. , 3/15/25	201,000	110,550	Enviva Partners LP/Enviva Partners
7.75% Sr. Unsec. Nts. , 2/1/26	60,000	32,412	Finance Corp. , 8.50% Sr. Unsec. Nts. ,
		4,127,159	11/1/21	491,000	503,889
Oil, Gas & Consumable Fuels—4.1%			EP Energy LLC/Everest Acquisition
Aker BP ASA, 4.75% Sr. Unsec. Nts. ,			Finance, Inc.:
6/15/24[1]	300,000	314,100	7.75% Sr. Sec. Nts. , 5/15/26[1]	413,000	311,815
Antero Resources Corp.:			8.00% Sr. Sec. Nts. , 11/29/24[1]	875,000	339,062
5.125% Sr. Unsec. Nts. , 12/1/22	117,000	103,252	Eterna Capital Pte Ltd. , 7.5% PIK Rate,
5.375% Sr. Unsec. Nts. , 11/1/21	285,000	276,806	7.50% Sr. Sec. Nts. , 12/11/22[1,11]	1,395,127	1,313,161
Ascent Resources Utica Holdings LLC/			Eterna Capital Pte Ltd. , 8% PIK Rate,
ARU Finance Corp. , 10.00% Sr. Unsec.			8.00% Sr. Sec. Nts. , 12/11/22[11]	1,560,845	1,125,369
Nts. , 4/1/22[1]	705,000	708,313	Genesis Energy LP/Genesis Energy
Blue Racer Midstream LLC/Blue Racer			Finance Corp. :
Finance Corp. , 6.625% Sr. Unsec. Nts. ,			6.25% Sr. Unsec. Nts. , 5/15/26	500,000	483,750
7/15/26[1]	333,000	330,502	6.50% Sr. Unsec. Nts. , 10/1/25	274,000	268,178
Calfrac Holdings LP, 8.50% Sr. Unsec.			6.75% Sr. Unsec. Nts. , 8/1/22	115,000	117,110
Nts. , 6/15/26[1]	211,000	94,950	Golden Nugget, Inc. , 8.75% Sr. Sub.
California Resources Corp. :			Nts. , 10/1/25[1]	546,000	570,570
5.00% Sr. Unsec. Nts. , 1/15/20	435,000	404,550	Gulfport Energy Corp.:
8.00% Sec. Nts. , 12/15/22[1]	325,000	162,500	6.00% Sr. Unsec. Nts. , 10/15/24	420,000	305,907
Callon Petroleum Co. , 6.375% Sr. Unsec.			6.375% Sr. Unsec. Nts. , 5/15/25	142,000	101,530
Nts. , 7/1/26	761,000	746,427	6.625% Sr. Unsec. Nts. , 5/1/23	995,000	781,075
Calumet Specialty Products Partners LP/			Hess Infrastructure Partners LP/Hess
Calumet Finance Corp.:			Infrastructure Partners Finance Corp. ,
6.50% Sr. Unsec. Nts. , 4/15/21	183,000	183,352	5.625% Sr. Unsec. Nts. , 2/15/26[1]	174,000	182,700
7.625% Sr. Unsec. Nts. , 1/15/22	694,000	673,180	HighPoint Operating Corp. , 8.75% Sr.
Carrizo Oil & Gas, Inc.:			Unsec. Nts. , 6/15/25	81,000	72,900
6.25% Sr. Unsec. Nts. , 4/15/23	64,000	60,960	Hilcorp Energy I LP/Hilcorp Finance Co. ,
8.25% Sr. Unsec. Nts. , 7/15/25	128,000	126,029	5.75% Sr. Unsec. Nts. , 10/1/25[1]	165,000	154,275

	10	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

	Principal Amount		Value			Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)				Oil, Gas & Consumable Fuels (Continued)
Holly Energy Partners LP/Holly Energy				Range Resources Corp. : (Continued)
Finance Corp. , 6.00% Sr. Unsec. Nts. ,				5.75% Sr. Unsec. Nts. , 6/1/21		$285,000 $	284,288
8/1/24[1]		$265,000	$277,919	Reliance Industries Ltd.:
Indigo Natural Resources LLC, 6.875%				6.78% Unsec. Nts. , 9/16/20	INR	70,000,000	993,484
Sr. Unsec. Nts. , 2/15/26[1]		201,000	182,156	7.00% Unsec. Nts. , 8/31/22	INR	210,000,000	3,008,947
KazTransGas JSC, 4.375% Sr. Unsec.				Sanchez Energy Corp.:
Nts. , 9/26/27[1]		1,890,000	1,985,008	6.125% Sr. Unsec. Nts. , 1/15/23		375,000	25,313
Kinder Morgan Energy Partners LP,				7.25% Sr. Sec. Nts. , 2/15/23[1]		147,000	106,575
3.45% Sr. Unsec. Nts. , 2/15/23		1,455,000	1,501,552	7.75% Sr. Unsec. Nts. , 6/15/21		445,000	28,925
Laredo Petroleum, Inc.:				SemGroup Corp. /Rose Rock Finance
5.625% Sr. Unsec. Nts. , 1/15/22		285,000	269,325	Corp.:
6.25% Sr. Unsec. Nts. , 3/15/23		51,000	45,008	5.625% Sr. Unsec. Nts. , 7/15/22		139,000	141,782
MEG Energy Corp.:				5.625% Sr. Unsec. Nts. , 11/15/23		315,000	324,056
6.50% Sec. Nts. , 1/15/25[1]		333,000	340,909	SM Energy Co. :
7.00% Sr. Unsec. Nts. , 3/31/24[1]		78,000	75,660	6.625% Sr. Unsec. Nts. , 1/15/27		1,200,000	1,038,000
Murray Energy Corp. , 3% PIK Rate, 9%				6.75% Sr. Unsec. Nts. , 9/15/26		183,000	161,040
Cash Rate, 12.00% Sec. Nts. , 4/15/24[1,11]		2,352,945	29,412	Southern Gas Corridor CJSC, 6.875% Sr.
MV24 Capital BV, 6.748% Sr. Sec. Nts. ,				Unsec. Nts. , 3/24/26[1]		3,065,000	3,562,971
6/1/34[1]		935,000	966,837	Southwestern Energy Co.:
Nabors Industries, Inc. , 5.75% Sr. Unsec.				6.20% Sr. Unsec. Nts. , 1/23/25		81,000	72,090
Nts. , 2/1/25		289,000	215,305	7.50% Sr. Unsec. Nts. , 4/1/26		560,000	490,000
Newfield Exploration Co. , 5.625% Sr.				SRC Energy, Inc. , 6.25% Sr. Unsec. Nts. ,
Unsec. Nts. , 7/1/24		290,000	320,413	12/1/25		168,000	167,157
NGL Energy Partners LP/NGL Energy				State Oil Co. of the Azerbaijan Republic,
Finance Corp. :				4.75% Sr. Unsec. Nts. , 3/13/23[1]		1,525,000	1,586,201
6.125% Sr. Unsec. Nts. , 3/1/25		446,000	427,045	Summit Midstream Holdings LLC/Summit
7.50% Sr. Unsec. Nts. , 11/1/23		149,000	152,539	Midstream Finance Corp. , 5.75% Sr.
NGPL PipeCo LLC:				Unsec. Nts. , 4/15/25		478,000	405,918
4.375% Sr. Unsec. Nts. , 8/15/22[1]		340,000	352,675	Sunoco LP/Sunoco Finance Corp. :
4.875% Sr. Unsec. Nts. , 8/15/27[1]		190,000	204,017	4.875% Sr. Unsec. Nts. , 1/15/23		164,000	168,715
NuStar Logistics LP:				5.50% Sr. Unsec. Nts. , 2/15/26		80,000	83,694
4.80% Sr. Unsec. Nts. , 9/1/20		285,000	291,056	5.875% Sr. Unsec. Nts. , 3/15/28		195,000	207,431
6.00% Sr. Unsec. Nts. , 6/1/26		300,000	325,440	6.00% Sr. Unsec. Nts. , 4/15/27		126,000	133,875
Oasis Petroleum, Inc. , 6.875% Sr. Unsec.				Tallgrass Energy Partners LP/Tallgrass
Nts. , 1/15/23		1,276,000	1,173,920	Energy Finance Corp.:
Occidental Petroleum Corp. , 2.70% Sr.				5.50% Sr. Unsec. Nts. , 9/15/24[1]		294,000	294,000
Unsec. Nts. , 8/15/22		900,000	908,250	5.50% Sr. Unsec. Nts. , 1/15/28[1]		115,000	112,976
Parkland Fuel Corp. , 6.00% Sr. Unsec.				Targa Resources Partners LP/Targa
Nts. , 4/1/26[1]		275,000	291,500	Resources Partners Finance Corp.:
Parsley Energy LLC/Parsley Finance				5.00% Sr. Unsec. Nts. , 1/15/28		185,000	187,553
Corp. , 5.625% Sr. Unsec. Nts. , 10/15/27[1]		400,000	415,000	5.875% Sr. Unsec. Nts. , 4/15/26		550,000	583,000
PBF Holding Co. LLC/PBF Finance Corp.:				6.50% Sr. Unsec. Nts. , 7/15/27[1]		126,000	137,792
7.00% Sr. Unsec. Nts. , 11/15/23		166,000	172,019	Terraform Global Operating LLC, 6.125%
7.25% Sr. Unsec. Nts. , 6/15/25		202,000	210,080	Sr. Unsec. Nts. , 3/1/26[1]		414,000	426,420
PBF Logistics LP/PBF Logistics Finance				Transcanada Trust, 5.875%
Corp. , 6.875% Sr. Unsec. Nts. , 5/15/23		207,000	213,856	[US0003M+464] Jr. Sub. Nts. , 8/15/76[2]		1,455,000	1,541,398
PDC Energy, Inc. , 5.75% Sr. Unsec. Nts. ,				Transocean, Inc. , 7.50% Sr. Unsec. Nts. ,
5/15/26		273,000	269,615	1/15/26[1]		134,000	119,595
Peabody Energy Corp.:				Whiting Petroleum Corp. :
6.00% Sr. Sec. Nts. , 3/31/22[1]		159,000	160,590	5.75% Sr. Unsec. Nts. , 3/15/21		117,000	112,177
6.375% Sr. Sec. Nts. , 3/31/25[1]		283,000	280,348	6.625% Sr. Unsec. Nts. , 1/15/26		1,005,000	683,400
Pertamina Persero PT, 3.65% Sr. Unsec.				WPX Energy, Inc. , 8.25% Sr. Unsec. Nts. ,
Nts. , 7/30/29[1]		1,510,000	1,553,416	8/1/23		90,000	101,700
Petrobras Global Finance BV:							59,139,288
6.85% Sr. Unsec. Nts. , 6/5/15		225,000	257,670
6.90% Sr. Unsec. Nts. , 3/19/49		1,280,000	1,470,720	Financials—9.8%
Petroleos Mexicanos:				Capital Markets—1.2%
3.75% Sr. Unsec. Nts. , 4/16/26[1]	EUR	1,400,000	1,534,848	Credit Suisse Group AG:
6.375% Sr. Unsec. Nts. , 1/23/45		1,272,000	1,184,550	7.50% [USSW5+460] Jr. Sub. Perpetual
6.49% Sr. Unsec. Nts. , 1/23/27[1]		885,000	923,630	Bonds[1,2,14]		1,060,000	1,133,633
6.84% Sr. Unsec. Nts. , 1/23/30[1]		1,929,000	1,998,348	7.50% [USSW5+459.8] Jr. Sub.
7.69% Sr. Unsec. Nts. , 1/23/50[1]		1,033,000	1,079,795	Perpetual Bonds[1,2,14]		4,370,000	4,840,011
Puma International Financing SA, 5.00%				Prime Security Services Borrower LLC/
Sr. Unsec. Nts. , 1/24/26[1]		1,045,000	990,080	Prime Finance, Inc. , 9.25% Sec. Nts. ,
				5/15/23[1]		764,000	804,626
QEP Resources, Inc.:				UBS Group Funding Switzerland AG:
5.625% Sr. Unsec. Nts. , 3/1/26		985,000	852,025	6.875% [USISDA05+549.65] Jr. Sub.
6.875% Sr. Unsec. Nts. , 3/1/21		285,000	284,288	Perpetual Bonds[1,2,14]		4,880,000	5,075,493
Range Resources Corp.:
5.00% Sr. Unsec. Nts. , 3/15/23		144,000	126,360

		11	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount		Value		Principal Amount		Value
Capital Markets (Continued)				Commercial Banks (Continued)
UBS Group Funding Switzerland AG:				Credit Agricole SA:
(Continued)				6.875% [USSW5+431.9] Jr. Sub.
7.00% [USSW5+486.6] Jr. Sub.				Perpetual Bonds[1,2,14]		$775,000 $	833,679
Perpetual Bonds[1,2,14]		$2,255,000	$2,479,508	7.875% [USSW5+489.8] Jr. Sub.
7.125% [USSW5+588.3] Jr. Sub.				Perpetual Bonds[1,2,14]		1,460,000	1,632,463
Perpetual Bonds[1,2,14]		2,314,000	2,432,592	Credit Suisse AG, 6.50% Sub. Nts. ,
			16,765,863	8/8/23[1]		2,920,000	3,258,907
Commercial Banks—4.7%				Global Bank Corp. , 5.25%
Banca Monte dei Paschi di Siena SpA,				[US0003M+330] Sr. Unsec. Nts. ,
5.375% [EUSA5+500.5] Sub. Nts. ,				4/16/29[1,2]		2,100,000	2,230,200
1/18/28[1,2]	EUR	2,095,000	1,661,302	HSBC Holdings plc:
Banco Bilbao Vizcaya Argentaria SA:				5.25% [EUSA5+438.3] Jr. Sub. Perpetual
6.00% [EUSA5+603.9] Jr. Sub. Perpetual				Bonds[1,2,14]	EUR	970,000	1,139,188
Bonds[1,2,14]	EUR	1,695,000	1,987,135	6.00% [EUSA5+533.8] Jr. Sub. Perpetual
8.875% [EUSA5+917.7] Jr. Sub.				Bonds[1,2,14]	EUR	1,255,000	1,558,453
Perpetual Bonds[1,2,14]	EUR	1,695,000	2,046,640	Icahn Enterprises LP/Icahn Enterprises
Banco Comercial Portugues SA:				Finance Corp. , 6.375% Sr. Unsec. Nts. ,
4.50% [EUSA5+426.7] Sub. Nts. ,				12/15/25		225,000	237,153
12/7/27[1,2]	EUR	800,000	906,593	Lions Gate Capital Holdings LLC,
9.25% [EUSA5+941.4] Jr. Sub. Perpetual				6.375% Sr. Unsec. Nts. , 2/1/24[1]		285,000	302,066
Bonds[1,2,14]	EUR	753,000	892,780	Lloyds Bank plc, 7.50% Sr. Unsec. Nts. ,
Banco do Brasil SA (Cayman):				4/2/32[1,6]		2,825,000	2,342,183
				Novo Banco SA, 8.50% [EUSA5+823.3]
3.875% Sr. Unsec. Nts. , 10/10/22		1,370,000	1,399,126	Sub. Nts. , 7/6/28[1,2]	EUR	755,000	884,090
4.75% Sr. Unsec. Nts. , 3/20/24[1]		1,053,000	1,106,177	Societe Generale SA, 7.375%
Banco Mercantil del Norte SA (Grand				[USSW5+623.8] Jr. Sub. Perpetual
Cayman), 7.625% [H15T10Y+535.3] Jr.				Bonds[1,2,14]		5,445,000	5,742,297
Sub. Perpetual Bonds[1,2,14]		395,000	404,385	Standard Chartered plc, 7.75%
Banco Santander SA:				[USSW5+572.3] Jr. Sub. Perpetual
5.25% [EUSA5+499.9] Jr. Sub. Perpetual				Bonds[1,2,14]		3,755,000	4,060,413
Bonds[1,2,14]	EUR	1,005,000	1,132,989				68,479,575
6.75% [EUSA5+680.3] Jr. Sub. Perpetual
Bonds[1,2,14]	EUR	4,290,000	5,090,552	Consumer Finance—0.4%
Banco Votorantim SA, 4.50% Sr. Unsec.				Ally Financial, Inc.:
Nts. , 9/24/24[1]		1,500,000	1,544,063	3.875% Sr. Unsec. Nts. , 5/21/24		347,000	359,943
Bangkok Bank PCL (Hong Kong),				4.625% Sr. Unsec. Nts. , 5/19/22		247,000	256,880
3.733% [H15T5Y+190] Sub. Nts. ,				4.625% Sr. Unsec. Nts. , 3/30/25		287,000	309,960
9/25/34[1,2]		1,500,000	1,525,074	5.125% Sr. Unsec. Nts. , 9/30/24		425,000	464,312
Bank of China Ltd. , 5.00% Sub. Nts. ,				5.75% Sub. Nts. , 11/20/25		489,000	549,524
11/13/24[1]		1,475,000	1,608,077	8.00% Sr. Unsec. Nts. , 11/1/31		210,000	291,375
Bankinter SA, 8.625% [EUSA5+886.7]				Navient Corp. :
Jr. Sub. Perpetual Bonds[1,2,14]	EUR	1,345,000	1,637,253	5.875% Sr. Unsec. Nts. , 10/25/24		382,000	386,775
Barclays plc:				6.50% Sr. Unsec. Nts. , 6/15/22		268,000	286,090
2.00% [EUSA5+190] Sub. Nts. , 2/7/28[1,2] EUR		1,505,000	1,628,711	6.625% Sr. Unsec. Nts. , 7/26/21		287,000	302,067
7.875% [USSW5+677.2] Jr. Sub.				6.75% Sr. Unsec. Nts. , 6/25/25		370,000	382,487
Perpetual Bonds[1,2,14]		1,225,000	1,298,630	6.75% Sr. Unsec. Nts. , 6/15/26		200,000	205,060
8.00% [H15T5Y+567.2] Jr. Sub.				Springleaf Finance Corp.:
Perpetual Bonds[2,14]		1,632,000	1,736,799	6.125% Sr. Unsec. Nts. , 5/15/22		363,000	390,225
BBVA Bancomer SA, 5.875%				6.125% Sr. Unsec. Nts. , 3/15/24		269,000	290,184
[H15T5Y+430.8] Sub. Nts. , 9/13/34[1,2]		2,150,000	2,141,938	6.625% Sr. Unsec. Nts. , 1/15/28		431,000	464,532
BNP Paribas SA:				6.875% Sr. Unsec. Nts. , 3/15/25		280,000	309,225
6.625% [USSW5+414.9] Jr. Sub.				7.125% Sr. Unsec. Nts. , 3/15/26		408,000	453,370
Perpetual Bonds[1,2,14]		1,365,000	1,439,345	8.25% Sr. Unsec. Nts. , 12/15/20		309,000	329,085
7.625% [USSW5+631.4] Jr. Sub.							6,031,094
Perpetual Bonds[1,2,14]		1,125,000	1,185,862
7.625% [USSW5+631.4] Jr. Sub.				Diversified Financial Services—1.0%
Perpetual Bonds[1,2,14]		3,665,000	3,863,277	Astana Finance JSC, 9.16% Sr. Unsec.
CaixaBank SA, 6.75% [EUSA5+649.8]				Nts. , 12/22/24[10,13]		315,159	—
Jr. Sub. Perpetual Bonds[1,2,14]	EUR	1,815,000	2,177,064	Banco Invex SA/Hipotecaria Credito y
CIT Group, Inc.:				Casa SA de CV, 6.45%, 3/13/34[10,13,15]	MXN	4,830,531	—
4.125% Sr. Unsec. Nts. , 3/9/21		460,000	469,200	Docuformas SAPI de CV, 10.25% Sr.
5.00% Sr. Unsec. Nts. , 8/15/22		140,000	148,666	Unsec. Nts. , 7/24/24[1]		365,000	361,149
5.25% Sr. Unsec. Nts. , 3/7/25		285,000	311,705	Freedom Mortgage Corp.:
Commerzbank AG, 7.00%				8.125% Sr. Unsec. Nts. , 11/15/24[1]		196,000	181,300
[USSW5+522.8] Jr. Sub. Perpetual				8.25% Sr. Unsec. Nts. , 4/15/25[1]		365,000	336,712
Bonds[1,2,14]		1,400,000	1,445,045	Greenko Mauritius Ltd. , 6.25% Sr.
Cooperatieve Rabobank UA, 6.625%				Unsec. Nts. , 2/21/23[1,5]		1,500,000	1,521,894
[EUSA5+669.7] Jr. Sub. Perpetual				Icahn Enterprises LP/Icahn Enterprises
Bonds[1,2,14]	EUR	2,915,000	3,470,095	Finance Corp. :
				5.875% Sr. Unsec. Nts. , 2/1/22		170,000	172,231

		12	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

	Principal Amount		Value			Principal Amount	Value
Diversified Financial Services (Continued)				Real Estate Investment Trusts (REITs) (Continued)
Icahn Enterprises LP/Icahn Enterprises				MGM Growth Properties Operating
Finance Corp. : (Continued)				Partnership LP/MGP Finance Co. -Issuer,
6.25% Sr. Unsec. Nts. , 5/15/26[1]		$172,000	$180,600	Inc. : (Continued)
JP Morgan/Hipotecaria su Casita,				5.75% Sr. Unsec. Nts. , 2/1/27[1]		$126,000 $	141,630
6.47%, 8/26/35[1]	MXN	5,808,600	32,411	MPT Operating Partnership LP/MPT
Lions Gate Capital Holdings LLC,				Finance Corp. :
5.875% Sr. Unsec. Nts. , 11/1/24[1]		362,000	373,765	4.625% Sr. Unsec. Nts. , 8/1/29		1,165,000	1,202,134
National Bank for Agriculture & Rural				5.00% Sr. Unsec. Nts. , 10/15/27		94,000	98,700
Development, 8.39% Sr. Unsec. Nts. ,				6.375% Sr. Unsec. Nts. , 3/1/24		95,000	99,706
7/19/21	INR	55,000,000	794,810	Outfront Media Capital LLC/Outfront
PetSmart, Inc. , 7.125% Sr. Unsec. Nts. ,				Media Capital Corp. , 5.875% Sr. Unsec.
3/15/23[1]		285,000	269,325	Nts. , 3/15/25		251,000	259,785
Power Finance Corp. Ltd. :				SBA Communications Corp. , 4.00% Sr.
7.27% Sr. Unsec. Nts. , 12/22/21	INR	140,000,000	1,972,144	Unsec. Nts. , 10/1/22		339,000	347,475
7.42% Sr. Unsec. Nts. , 6/26/20	INR	43,000,000	609,161	Starwood Property Trust, Inc.:
7.50% Sr. Unsec. Nts. , 8/16/21	INR	140,000,000	1,980,627	4.75% Sr. Unsec. Nts. , 3/15/25		339,000	351,475
Quicken Loans, Inc.:				5.00% Sr. Unsec. Nts. , 12/15/21		336,000	350,280
5.25% Sr. Unsec. Nts. , 1/15/28[1]		179,000	185,399				9,486,985
5.75% Sr. Unsec. Nts. , 5/1/25[1]		170,000	176,162	Real Estate Management & Development—1.3%
Rio Oil Finance Trust Series 2014-1,				Agile Group Holdings Ltd. , 9.00% Sr.
9.25% Sr. Sec. Nts. , 7/6/24[1]		181,826	203,647	Sec. Nts. , 5/21/20[1]		2,820,000	2,879,393
Rural Electrification Corp. Ltd.:				China Aoyuan Group Ltd. , 7.50% Sr. Sec.
7.24% Sr. Unsec. Nts. , 10/21/21	INR	140,000,000	1,975,094	Nts. , 5/10/21[1]		1,001,000	1,023,476
7.60% Sr. Unsec. Nts. , 4/17/21	INR	100,000,000	1,419,707	CIFI Holdings Group Co. Ltd.:
Swiss Insured Brazil Power Finance Sarl,				6.375% Sr. Unsec. Nts. , 5/2/20[1]		1,505,000	1,516,288
9.85% Sr. Sec. Nts. , 7/16/32[1]	BRL	5,250,000	1,434,133	7.625% Sr. Unsec. Nts. , 3/2/21[1]		4,204,000	4,340,530
Venator Finance Sarl/Venator Materials				Country Garden Holdings Co. Ltd. ,
LLC, 5.75% Sr. Unsec. Nts. , 7/15/25[1]		289,000	244,928	7.50% Sr. Sec. Nts. , 3/9/20[1]		1,555,000	1,579,103
			14,425,199	Forestar Group, Inc. , 8.00% Sr. Unsec.
Insurance—0.5%				Nts. , 4/15/24[1]		285,000	309,225
AXA SA, 3.875% [EUSA11+325] Jr. Sub.				Greystar Real Estate Partners LLC,
Perpetual Bonds[1,2,14]	EUR	1,025,000	1,258,943	5.75% Sr. Sec. Nts. , 12/1/25[1]		341,000	351,656
Caisse Nationale de Reassurance				Times China Holdings Ltd.:
Mutuelle Agricole Groupama, 6.375%				6.25% Sr. Sec. Nts. , 1/23/20[1]		490,000	491,755
[EUR003M+577] Jr. Sub. Perpetual				7.85% Sr. Sec. Nts. , 6/4/21[1]		4,982,000	5,111,524
Bonds[1,2,14]	EUR	1,500,000	1,910,622	Yuzhou Properties Co. Ltd. , 6.375% Sr.
Fidelity & Guaranty Life Holdings, Inc. ,				Sec. Nts. , 3/6/21[1]		1,001,000	1,001,977
5.50% Sr. Unsec. Nts. , 5/1/25[1]		255,000	274,763				18,604,927
NN Group NV, 4.375% [EUR003M+390]				Thrifts & Mortgage Finance—0.1%
Jr. Sub. Perpetual Bonds[1,2,14]	EUR	1,465,000	1,751,465
VIVAT NV, 6.25% [USSW5+417.4] Jr.				LIC Housing Finance Ltd. , 7.45% Sr. Sec.
Sub. Perpetual Bonds[1,2,14]		1,465,000	1,471,333	Nts. , 10/17/22	INR	70,000,000	990,456
			6,667,126	Nationstar Mortgage Holdings, Inc. ,
				8.125% Sr. Unsec. Nts. , 7/15/23[1]		217,000	226,765
Real Estate Investment Trusts (REITs)—0.6%				Radian Group, Inc. , 4.50% Sr. Unsec.
Brookfield Property REIT, Inc. /BPR				Nts. , 10/1/24		258,000	267,675
Cumulus LLC/BPR Nimbus LLC/GGSI							1,484,896
Sellco LL, 5.75% Sr. Sec. Nts. , 5/15/26[1]		261,000	273,724
CoreCivic, Inc.:				Health Care—1.3%
4.625% Sr. Unsec. Nts. , 5/1/23		126,000	122,710	Health Care Equipment & Supplies—0.0%
5.00% Sr. Unsec. Nts. , 10/15/22		64,000	64,080	Hill-Rom Holdings, Inc. , 5.75% Sr. Unsec.
Equinix, Inc.:				Nts. , 9/1/23[1]		252,000	259,358
				Hologic, Inc. , 4.375% Sr. Unsec. Nts. ,
5.375% Sr. Unsec. Nts. , 5/15/27		345,000	372,816	10/15/25[1]		207,000	213,210
5.875% Sr. Unsec. Nts. , 1/15/26		945,000	1,007,758				472,568
GLP Capital LP/GLP Financing II, Inc. ,
5.375% Sr. Unsec. Nts. , 11/1/23		198,000	214,927	Health Care Providers & Services—0.9%
Iron Mountain US Holdings, Inc. ,				Acadia Healthcare Co. , Inc.:
5.375% Sr. Unsec. Nts. , 6/1/26[1]		995,000	1,029,825	5.625% Sr. Unsec. Nts. , 2/15/23		101,000	103,399
Iron Mountain, Inc.:				6.50% Sr. Unsec. Nts. , 3/1/24		142,000	148,390
4.875% Sr. Unsec. Nts. , 9/15/27[1]		199,000	204,508	Centene Corp. :
4.875% Sr. Unsec. Nts. , 9/15/29[1]		447,000	454,957	4.75% Sr. Unsec. Nts. , 5/15/22		324,000	331,760
iStar, Inc.:				5.375% Sr. Unsec. Nts. , 6/1/26[1]		825,000	866,250
4.75% Sr. Unsec. Nts. , 10/1/24		1,399,000	1,425,231	6.125% Sr. Unsec. Nts. , 2/15/24		283,000	295,438
5.25% Sr. Unsec. Nts. , 9/15/22		404,000	413,595	CHS/Community Health Systems, Inc.:
6.00% Sr. Unsec. Nts. , 4/1/22		566,000	584,169	6.25% Sr. Sec. Nts. , 3/31/23		590,000	588,289
MGM Growth Properties Operating				6.875% Sr. Unsec. Nts. , 2/1/22		179,000	136,711
Partnership LP/MGP Finance Co. -Issuer,				8.00% Sr. Sec. Nts. , 3/15/26[1]		270,000	270,000
Inc.:				DaVita, Inc.:
5.625% Sr. Unsec. Nts. , 5/1/24		425,000	467,500	5.00% Sr. Unsec. Nts. , 5/1/25		139,000	139,000

		13	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Value		Principal Amount	Value
Health Care Providers & Services (Continued)			Aerospace & Defense (Continued)
DaVita, Inc. : (Continued)			Triumph Group, Inc. , 5.25% Sr. Unsec.
5.125% Sr. Unsec. Nts. , 7/15/24	$619,000	$630,606	Nts. , 6/1/22	$245,000 $	244,902
Encompass Health Corp. , 5.75% Sr.					4,628,212
Unsec. Nts. , 11/1/24	113,000	114,605	Air Freight & Couriers—0.2%
HCA, Inc.:			Algeco Global Finance plc, 8.00% Sr.
4.125% Sr. Sec. Nts. , 6/15/29	895,000	938,957	Sec. Nts. , 2/15/23[1]	136,000	136,381
5.375% Sr. Unsec. Nts. , 2/1/25	680,000	744,600	Allison Transmission, Inc. , 5.875% Sr.
5.375% Sr. Unsec. Nts. , 9/1/26	1,130,000	1,244,356	Unsec. Nts. , 6/1/29[1]	144,000	156,600
5.50% Sr. Sec. Nts. , 6/15/47	365,000	413,268	Rumo Luxembourg Sarl, 5.875% Sr.
5.625% Sr. Unsec. Nts. , 9/1/28	600,000	670,080	Unsec. Nts. , 1/18/25[1]	1,525,000	1,611,749
5.875% Sr. Unsec. Nts. , 2/15/26	122,000	136,701	XPO Logistics, Inc.:
7.50% Sr. Unsec. Nts. , 2/15/22	513,000	569,840	6.125% Sr. Unsec. Nts. , 9/1/23[1]	570,000	589,950
MPH Acquisition Holdings LLC, 7.125%			6.75% Sr. Unsec. Nts. , 8/15/24[1]	269,000	291,865
Sr. Unsec. Nts. , 6/1/24[1]	420,000	389,025			2,786,545
Omnicare, Inc. , 4.75% Sr. Unsec. Nts. ,
12/1/22	1,765,000	1,883,487	Airlines—0.1%
RegionalCare Hospital Partners Holdings,			American Airlines Group, Inc.:
Inc. /LifePoint Health, Inc. , 9.75% Sr.			4.625% Sr. Unsec. Nts. , 3/1/20[1]	319,000	322,190
Unsec. Nts. , 12/1/26[1]	315,000	337,806	5.00% Sr. Unsec. Nts. , 6/1/22[1]	526,000	546,830
Tenet Healthcare Corp.:			Gol Finance SA, 7.00% Sr. Unsec. Nts. ,
5.125% Sr. Sec. Nts. , 11/1/27[1]	1,450,000	1,500,170	1/31/25[1]	515,000	504,700
6.25% Sec. Nts. , 2/1/27[1]	126,000	131,185	United Continental Holdings, Inc.:
6.75% Sr. Unsec. Nts. , 6/15/23	541,000	570,176	4.25% Sr. Unsec. Nts. , 10/1/22	404,000	418,362
8.125% Sr. Unsec. Nts. , 4/1/22	344,000	373,670	4.875% Sr. Unsec. Nts. , 1/15/25	327,000	344,854
		13,527,769			2,136,936
Pharmaceuticals—0.4%			Building Products—0.2%
Bausch Health Americas, Inc. , 8.50% Sr.			Advanced Drainage Systems, Inc. , 5.00%
Unsec. Nts. , 1/31/27[1]	351,000	394,805	Sr. Sec. Nts. , 9/30/27[1]	157,000	159,549
Bausch Health Cos. , Inc.:			Builders FirstSource, Inc. , 6.75% Sr. Sec.
5.50% Sr. Sec. Nts. , 11/1/25[1]	790,000	829,579	Nts. , 6/1/27[1]	75,000	81,187
5.75% Sr. Sec. Nts. , 8/15/27[1]	285,000	308,749	Cornerstone Building Brands, Inc. ,
6.125% Sr. Unsec. Nts. , 4/15/25[1]	293,000	304,720	8.00% Sr. Unsec. Nts. , 4/15/26[1]	256,000	252,800
7.00% Sr. Sec. Nts. , 3/15/24[1]	635,000	668,947	Masonite International Corp. , 5.375%
7.00% Sr. Unsec. Nts. , 1/15/28[1]	126,000	136,030	Sr. Unsec. Nts. , 2/1/28[1]	875,000	915,469
7.25% Sr. Unsec. Nts. , 5/30/29[1]	126,000	137,945	Standard Industries, Inc.:
9.00% Sr. Unsec. Nts. , 12/15/25[1]	474,000	533,843	5.375% Sr. Unsec. Nts. , 11/15/24[1]	421,000	435,209
Endo Dac/Endo Finance LLC/Endo Finco,			6.00% Sr. Unsec. Nts. , 10/15/25[1]	343,000	361,337
Inc. , 5.875% Sr. Sec. Nts. , 10/15/24[1]	275,000	244,750	William Lyon Homes, Inc. , 6.00% Sr.
Par Pharmaceutical, Inc. , 7.50% Sr. Sec.			Unsec. Nts. , 9/1/23	550,000	574,750
Nts. , 4/1/27[1]	825,000	752,812			2,780,301
Prestige Brands, Inc. , 6.375% Sr. Unsec.			Commercial Services & Supplies—0.3%
Nts. , 3/1/24[1]	325,000	339,625	ACCO Brands Corp. , 5.25% Sr. Unsec.
Teva Pharmaceutical Finance Co. BV,			Nts. , 12/15/24[1]	531,000	550,912
3.65% Sr. Unsec. Nts. , 11/10/21	185,000	171,819	ADT Security Corp. (The), 6.25% Sr. Sec.
Teva Pharmaceutical Finance			Nts. , 10/15/21	430,000	460,100
Netherlands III BV:			Brink's Co. (The), 4.625% Sr. Unsec.
3.15% Sr. Unsec. Nts. , 10/1/26	101,000	70,952	Nts. , 10/15/27[1]	870,000	877,080
6.00% Sr. Unsec. Nts. , 4/15/24	387,000	334,997	Clean Harbors, Inc. , 4.875% Sr. Unsec.
		5,229,573	Nts. , 7/15/27[1]	290,000	303,412
Industrials—2.2%			Covanta Holding Corp.:
Aerospace & Defense—0.3%			5.875% Sr. Unsec. Nts. , 7/1/25	171,000	178,909
Arconic, Inc.:			6.00% Sr. Unsec. Nts. , 1/1/27	236,000	249,570
5.125% Sr. Unsec. Nts. , 10/1/24	270,000	287,743	Murphy Oil USA, Inc. , 4.75% Sr. Unsec.
5.40% Sr. Unsec. Nts. , 4/15/21	390,000	403,605	Nts. , 9/15/29	475,000	486,875
6.15% Sr. Unsec. Nts. , 8/15/20	285,000	293,844	Resideo Funding, Inc. , 6.125% Sr. Unsec.
Bombardier, Inc.:			Nts. , 11/1/26[1]	272,000	287,640
6.00% Sr. Unsec. Nts. , 10/15/22[1]	210,000	210,788	RR Donnelley & Sons Co. , 7.875% Sr.
7.50% Sr. Unsec. Nts. , 12/1/24[1]	397,000	399,382	Unsec. Nts. , 3/15/21	371,000	384,913
7.50% Sr. Unsec. Nts. , 3/15/25[1]	276,000	276,690	West Corp.:
7.875% Sr. Unsec. Nts. , 4/15/27[1]	269,000	268,556	5.375% Sr. Unsec. Nts. , 7/15/22[1]	685,000	655,031
Embraer Netherlands Finance BV, 5.40%			8.50% Sr. Unsec. Nts. , 10/15/25[1]	196,000	158,515
Sr. Unsec. Nts. , 2/1/27	609,000	691,221			4,592,957
TransDigm, Inc.:			Construction & Engineering—0.2%
6.25% Sr. Sec. Nts. , 3/15/26[1]	285,000	306,731	AECOM, 5.125% Sr. Unsec. Nts. ,
6.375% Sr. Sub. Nts. , 6/15/26	655,000	691,025	3/15/27	535,000	564,425
6.50% Sr. Sub. Nts. , 7/15/24	535,000	553,725	GMR Hyderabad International Airport
			Ltd. , 5.375% Sr. Sec. Nts. , 4/10/24[1]	1,525,000	1,570,047

	14	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

Principal Amount		Value			Principal Amount	Value
Construction & Engineering (Continued)			Trading Companies & Distributors (Continued)
New Enterprise Stone & Lime Co. , Inc. ,			United Rentals North America, Inc. :
6.25% Sr. Sec. Nts. , 3/15/26[1]	$174,000	$178,350	4.875% Sr. Unsec. Nts. , 1/15/28		$339,000	$353,831
Zekelman Industries, Inc. , 9.875% Sr.			5.875% Sr. Unsec. Nts. , 9/15/26		1,355,000	1,449,918
Sec. Nts. , 6/15/23[1]	61,000	64,317	6.50% Sr. Unsec. Nts. , 12/15/26		570,000	623,153
		2,377,139				3,831,409
Electrical Equipment—0.1%			Transportation Infrastructure—0.0%
Sensata Technologies BV, 5.625% Sr.			Jasa Marga Persero Tbk PT, 7.50% Sr.
Unsec. Nts. , 11/1/24[1]	296,000	323,380	Unsec. Nts. , 12/11/20[1]	IDR	9,160,000,000	633,832
Vertiv Group Corp. , 9.25% Sr. Unsec.			Information Technology—1.0%
Nts. , 10/15/24[1]	314,000	304,188
Vertiv Intermediate Holding Corp. , 13%			Communications Equipment—0.2%
PIK Rate, 12% Cash Rate, 12.00% Sr.			CommScope Technologies LLC, 6.00%
Unsec. Nts. , 2/15/22[1,11]	269,000	242,436	Sr. Unsec. Nts. , 6/15/25[1]		1,015,000	921,112
		870,004	Gogo Intermediate Holdings LLC/Gogo
			Finance Co. , Inc. , 9.875% Sr. Sec. Nts. ,
Industrial Conglomerates—0.1%			5/1/24[1]		285,000	305,663
Ahern Rentals, Inc. , 7.375% Sec. Nts. ,			Hughes Satellite Systems Corp. :
5/15/23[1]	306,000	262,013	5.25% Sr. Sec. Nts. , 8/1/26		395,000	424,131
Brand Industrial Services, Inc. , 8.50% Sr.			6.625% Sr. Unsec. Nts. , 8/1/26		390,000	424,304
Unsec. Nts. , 7/15/25[1]	294,000	280,770	Plantronics, Inc. , 5.50% Sr. Unsec. Nts. ,
CVR Refining LLC/Coffeyville Finance,			5/31/23[1]		262,000	263,310
Inc. , 6.50% Sr. Unsec. Nts. , 11/1/22	527,000	534,246	ViaSat, Inc.:
Icahn Enterprises LP/Icahn Enterprises			5.625% Sr. Unsec. Nts. , 9/15/25[1]		134,000	135,675
Finance Corp. , 6.75% Sr. Unsec. Nts. ,			5.625% Sr. Sec. Nts. , 4/15/27[1]		207,000	217,868
2/1/24	269,000	280,769				2,692,063
		1,357,798
			Electronic Equipment, Instruments, & Components—0.0%
Machinery—0.1%			CDW LLC/CDW Finance Corp. , 5.00% Sr.
Allison Transmission, Inc. , 5.00% Sr.			Unsec. Nts. , 9/1/23		214,000	219,543
Unsec. Nts. , 10/1/24[1]	500,000	511,875	MTS Systems Corp. , 5.75% Sr. Unsec.
Amsted Industries, Inc. , 5.625% Sr.			Nts. , 8/15/27[1]		570,000	594,225
Unsec. Nts. , 7/1/27[1]	300,000	317,250	TTM Technologies, Inc. , 5.625% Sr.
Colfax Corp.:			Unsec. Nts. , 10/1/25[1]		354,000	354,885
6.00% Sr. Unsec. Nts. , 2/15/24[1]	271,000	287,829				1,168,653
6.375% Sr. Unsec. Nts. , 2/15/26[1]	128,000	137,880
IHS Netherlands Holdco BV, 8.00% Sr.			IT Services—0.1%
Unsec. Nts. , 9/18/27[1]	900,000	921,375	Exela Intermediate LLC/Exela Finance,
		2,176,209	Inc. , 10.00% Sr. Sec. Nts. , 7/15/23[1]		340,000	191,250
			Gartner, Inc. , 5.125% Sr. Unsec. Nts. ,
Professional Services—0.0%			4/1/25[1]		431,000	452,011
Nielsen Finance LLC/Nielsen Finance Co. ,			Harland Clarke Holdings Corp.:
5.00% Sr. Unsec. Nts. , 4/15/22[1]	346,000	348,699	6.875% Sr. Sec. Nts. , 3/1/20[1]		279,000	276,210
Road & Rail—0.3%			8.375% Sr. Sec. Nts. , 8/15/22[1]		194,000	160,050
Avis Budget Car Rental LLC/Avis Budget			VeriSign, Inc. , 4.75% Sr. Unsec. Nts. ,
Finance, Inc. , 5.75% Sr. Unsec. Nts. ,			7/15/27		212,000	222,865
7/15/27[1]	430,000	444,706				1,302,386
DAE Funding LLC:			Semiconductors & Semiconductor Equipment—0.1%
4.00% Sr. Unsec. Nts. , 8/1/20[1]	134,000	135,173	Micron Technology, Inc. , 4.663% Sr.
4.50% Sr. Unsec. Nts. , 8/1/22[1]	261,000	265,567	Unsec. Nts. , 2/15/30		585,000	610,517
Fideicomiso PA Pacifico Tres, 8.25% Sr.			Qorvo, Inc. , 5.50% Sr. Unsec. Nts. ,
Sec. Nts. , 1/15/35[1]	510,000	581,400	7/15/26		409,000	433,029
Kenan Advantage Group, Inc. (The),			Versum Materials, Inc. , 5.50% Sr. Unsec.
7.875% Sr. Unsec. Nts. , 7/31/23[1]	265,000	238,500	Nts. , 9/30/24[1]		142,000	151,585
Rumo Luxembourg Sarl, 7.375% Sr.						1,195,131
Unsec. Nts. , 2/9/24[1]	1,525,000	1,645,109
Uber Technologies, Inc.:			Software—0.2%
7.50% Sr. Unsec. Nts. , 11/1/23[1]	126,000	127,260	Banff Merger Sub, Inc. , 9.75% Sr. Unsec.
8.00% Sr. Unsec. Nts. , 11/1/26[1]	126,000	127,890	Nts. , 9/1/26[1]		376,000	360,772
United Rentals North America, Inc. ,			Informatica LLC, 7.125% Sr. Unsec. Nts. ,
5.25% Sr. Unsec. Nts. , 1/15/30	285,000	299,786	7/15/23[1]		411,000	419,220
		3,865,391	j2 Cloud Services LLC/j2 Global Co. -
			Obligor, Inc. , 6.00% Sr. Unsec. Nts. ,
Trading Companies & Distributors—0.3%			7/15/25[1]		416,000	440,793
Fly Leasing Ltd. , 5.25% Sr. Unsec. Nts. ,			Symantec Corp. :
10/15/24	270,000	279,450	4.20% Sr. Unsec. Nts. , 9/15/20		365,000	369,652
Fortress Transportation & Infrastructure			5.00% Sr. Unsec. Nts. , 4/15/25[1]		269,000	272,172
Investors LLC, 6.75% Sr. Unsec. Nts. ,			TIBCO Software, Inc. , 11.375% Sr.
3/15/22[1]	285,000	298,537	Unsec. Nts. , 12/1/21[1]		307,000	320,527
H&E Equipment Services, Inc. , 5.625%
Sr. Unsec. Nts. , 9/1/25	800,000	826,520

	15	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount		Value		Principal Amount	Value
Software (Continued)				Chemicals (Continued)
Veritas US, Inc. /Veritas Bermuda Ltd. ,				WR Grace & Co. -Conn, 5.125% Sr.
7.50% Sr. Sec. Nts. , 2/1/23[1]		$444,000	$441,089	Unsec. Nts. , 10/1/21[1]	$385,000 $	401,882
			2,624,225			15,896,116
Technology Hardware, Storage & Peripherals—0.4%				Construction Materials—0.2%
Dell International LLC/EMC Corp.:				Cemex Finance LLC, 6.00% Sr. Sec. Nts. ,
4.42% Sr. Sec. Nts. , 6/15/21[1]		2,916,000	3,007,439	4/1/24[1]	1,525,000	1,569,225
7.125% Sr. Unsec. Nts. , 6/15/24[1]		745,000	787,279	CIMPOR Financial Operations BV, 5.75%
EMC Corp. , 2.65% Sr. Unsec. Nts. ,				Sr. Unsec. Nts. , 7/17/24[1]	1,250,000	940,625
6/1/20		420,000	420,196			2,509,850
Everi Payments, Inc. , 7.50% Sr. Unsec.				Containers & Packaging—0.7%
Nts. , 12/15/25[1]		410,000	433,062	ARD Finance SA, 7.875% PIK Rate,
NCR Corp. , 6.375% Sr. Unsec. Nts. ,				7.875% Cash Rate, 7.125% Sr. Sec.
12/15/23		246,000	253,380	Nts. , 9/15/23[11]	271,000	280,485
Western Digital Corp. , 4.75% Sr. Unsec.				ARD Securities Finance Sarl, 3% PIK
Nts. , 2/15/26		360,000	371,250	Rate, 8.75% Cash Rate, 8.75% Sr. Sec.
Xerox Corp. , 2.80% Sr. Unsec. Nts. ,				Nts. , 1/31/23[1,11]	463,972	482,531
5/15/20		253,000	253,433	Ardagh Packaging Finance plc/Ardagh
			5,526,039	Holdings USA, Inc.:
Materials—3.7%				4.125% Sr. Sec. Nts. , 8/15/26[1]	580,000	585,075
Chemicals—1.1%				4.25% Sr. Sec. Nts. , 9/15/22[1]	125,000	126,935
Ashland LLC:				4.625% Sr. Sec. Nts. , 5/15/23[1]	64,000	65,680
4.75% Sr. Unsec. Nts. , 8/15/22		285,000	299,606	6.00% Sr. Unsec. Nts. , 2/15/25[1]	456,000	477,934
6.875% Sr. Unsec. Nts. , 5/15/43		163,000	187,857	Ball Corp. , 4.375% Sr. Unsec. Nts. ,
Blue Cube Spinco LLC, 9.75% Sr. Unsec.				12/15/20	1,825,000	1,866,993
Nts. , 10/15/23		142,000	155,135	Berry Global, Inc. , 4.875% Sr. Sec. Nts. ,
Celanese US Holdings LLC, 5.875% Sr.				7/15/26[1]	166,000	172,001
Unsec. Nts. , 6/15/21		1,419,000	1,498,496	Crown Americas LLC/Crown Americas
CF Industries, Inc.:				Capital Corp. IV, 4.50% Sr. Unsec. Nts. ,
3.40% Sr. Sec. Nts. , 12/1/21[1]		2,590,000	2,636,274	1/15/23	251,000	264,177
5.15% Sr. Unsec. Nts. , 3/15/34		185,000	193,556	Flex Acquisition Co. , Inc.:
5.375% Sr. Unsec. Nts. , 3/15/44		107,000	108,287	6.875% Sr. Unsec. Nts. , 1/15/25[1]	93,000	85,290
Chemours Co. (The), 6.625% Sr. Unsec.				7.875% Sr. Unsec. Nts. , 7/15/26[1]	283,000	260,360
Nts. , 5/15/23		233,000	230,961	Graphic Packaging International LLC:
CVR Partners LP/CVR Nitrogen Finance				4.75% Sr. Unsec. Nts. , 4/15/21	1,460,000	1,512,925
Corp. , 9.25% Sec. Nts. , 6/15/23[1]		185,000	193,556	4.875% Sr. Unsec. Nts. , 11/15/22	360,000	377,100
Element Solutions, Inc. , 5.875% Sr.				Greif, Inc. , 6.50% Sr. Unsec. Nts. , 3/1/27[1]	180,000	191,340
Unsec. Nts. , 12/1/25[1]		168,000	176,669	Intertape Polymer Group, Inc. , 7.00% Sr.
Koppers, Inc. , 6.00% Sr. Unsec. Nts. ,				Unsec. Nts. , 10/15/26[1]	269,000	281,105
2/15/25[1]		172,000	172,968	LABL Escrow Issuer LLC, 6.75% Sr. Sec.
NOVA Chemicals Corp.:				Nts. , 7/15/26[1]	290,000	302,144
4.875% Sr. Unsec. Nts. , 6/1/24[1]		260,000	268,346	Mauser Packaging Solutions Holding
5.25% Sr. Unsec. Nts. , 8/1/23[1]		167,000	169,505	Co.:
OCP SA, 4.50% Sr. Unsec. Nts. ,				5.50% Sr. Sec. Nts. , 4/15/24[1]	183,000	189,368
10/22/25[1]		1,570,000	1,654,388	7.25% Sr. Unsec. Nts. , 4/15/25[1]	263,000	249,600
Olin Corp.:				OI European Group BV, 4.00% Sr. Unsec.
5.00% Sr. Unsec. Nts. , 2/1/30		141,000	141,754	Nts. , 3/15/23[1]	535,000	539,681
5.125% Sr. Unsec. Nts. , 9/15/27		133,000	136,658	Owens-Brockway Glass Container, Inc. ,
5.625% Sr. Unsec. Nts. , 8/1/29		725,000	756,030	5.00% Sr. Unsec. Nts. , 1/15/22[1]	272,000	281,574
Orbia Advance Corp. SAB de CV, 4.875%				Plastipak Holdings, Inc. , 6.25% Sr.
Sr. Unsec. Nts. , 9/19/22[1]		1,455,000	1,527,765	Unsec. Nts. , 10/15/25[1]	465,000	389,438
PQ Corp.:				Reynolds Group Issuer, Inc. /Reynolds
5.75% Sr. Unsec. Nts. , 12/15/25[1]		136,000	140,760	Group Issuer LLC/Reynolds Group Issuer
6.75% Sr. Sec. Nts. , 11/15/22[1]		285,000	296,044	Luxembourg SA:
Rain CII Carbon LLC/CII Carbon Corp. ,				5.125% Sr. Sec. Nts. , 7/15/23[1]	381,000	391,001
7.25% Sec. Nts. , 4/1/25[1]		159,000	152,640	7.00% Sr. Unsec. Nts. , 7/15/24[1]	406,000	421,479
Sociedad Quimica y Minera de Chile SA,				Sealed Air Corp. :
4.25% Sr. Unsec. Nts. , 5/7/29[1]		780,000	832,455	4.875% Sr. Unsec. Nts. , 12/1/22[1]	275,000	289,781
Starfruit Finco BV/Starfruit US Holdco				6.875% Sr. Unsec. Nts. , 7/15/33[1]	134,000	157,450
LLC:				Trivium Packaging Finance BV:
6.50% Sr. Unsec. Nts. , 10/1/26[1]	EUR	1,455,000	1,622,971	5.50% Sr. Sec. Nts. , 8/15/26[1]	145,000	152,787
8.00% Sr. Unsec. Nts. , 10/1/26[1]		259,000	259,648	8.50% Sr. Unsec. Nts. , 8/15/27[1]	145,000	157,144
Tronox Finance plc, 5.75% Sr. Unsec.						10,551,378
Nts. , 10/1/25[1]		273,000	259,555	Metals & Mining—1.3%
Tronox, Inc. , 6.50% Sr. Unsec. Nts. ,				Alcoa Nederland Holding BV:
4/15/26[1]		180,000	172,350	6.125% Sr. Unsec. Nts. , 5/15/28[1]	225,000	240,165
Unigel Luxembourg SA, 8.75% Sr.				6.75% Sr. Unsec. Nts. , 9/30/24[1]	124,000	130,665
Unsec. Nts. , 10/1/26[1,5]		1,250,000	1,250,000	7.00% Sr. Unsec. Nts. , 9/30/26[1]	121,000	131,894

		16	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

Principal Amount		Value	Principal Amount		Value
Metals & Mining (Continued)			Diversified Telecommunication Services (Continued)
Aleris International, Inc. , 10.75% Sec.			CenturyLink, Inc. : (Continued)
Nts. , 7/15/23[1]	$139,000	$146,645	6.45% Sr. Unsec. Nts. , Series S, 6/15/21	$615,000 $	647,287
Allegheny Technologies, Inc.:			7.50% Sr. Unsec. Nts. , Series Y, 4/1/24	940,000	1,053,599
5.95% Sr. Unsec. Nts. , 1/15/21	285,000	292,659	Cincinnati Bell, Inc. , 8.00% Sr. Unsec.
7.875% Sr. Unsec. Nts. , 8/15/23	126,000	137,154	Nts. , 10/15/25[1]	265,000	234,657
ArcelorMittal:			CommScope, Inc. , 6.00% Sr. Sec. Nts. ,
6.125% Sr. Unsec. Nts. , 6/1/25	1,510,000	1,700,605	3/1/26[1]	1,420,000	1,476,516
6.75% Sr. Unsec. Nts. , 3/1/41	130,000	154,613	Frontier Communications Corp. :
7.00% Sr. Unsec. Nts. , 10/15/39	64,000	77,673	10.50% Sr. Unsec. Nts. , 9/15/22	886,000	410,329
Cleveland-Cliffs, Inc.:			11.00% Sr. Unsec. Nts. , 9/15/25	126,000	57,566
5.75% Sr. Unsec. Nts. , 3/1/25	148,000	145,780	GCI LLC, 6.625% Sr. Unsec. Nts. ,
5.875% Sr. Unsec. Nts. , 6/1/27[1]	238,000	226,005	6/15/24[1]	150,000	162,188
Corp. Nacional del Cobre de Chile,			GTH Finance BV, 7.25% Sr. Unsec. Nts. ,
3.00% Sr. Unsec. Nts. , 9/30/29[1]	1,175,000	1,172,203	4/26/23[1]	2,250,000	2,514,830
CSN Resources SA, 7.625% Sr. Unsec.			HTA Group Ltd. , 9.125% Sr. Unsec. Nts. ,
Nts. , 2/13/23[1]	1,210,000	1,265,962	3/8/22[1]	1,705,000	1,782,202
Evraz plc, 5.375% Sr. Unsec. Nts. ,			iHeartCommunications, Inc. , 5.25% Sr.
3/20/23[1]	2,285,000	2,435,216	Sec. Nts. , 8/15/27[1]	585,000	609,863
First Quantum Minerals Ltd.:			Inmarsat Finance plc, 4.875% Sr. Unsec.
7.00% Sr. Unsec. Nts. , 2/15/21[1]	76,000	76,760	Nts. , 5/15/22[1]	420,000	427,220
7.25% Sr. Unsec. Nts. , 4/1/23[1]	1,602,000	1,585,980	Level 3 Financing, Inc. , 5.25% Sr. Unsec.
FMG Resources August 2006 Pty Ltd. ,			Nts. , 3/15/26	1,175,000	1,224,761
4.75% Sr. Unsec. Nts. , 5/15/22[1]	144,000	148,320	Oi SA, 10% Cash Rate or 4% PIK Rate
Freeport-McMoRan, Inc.:			and 8% Cash Rate, 10.00% Sr. Unsec.
3.55% Sr. Unsec. Nts. , 3/1/22	179,000	179,895	Nts. , 7/27/25[11]	883,000	812,448
4.55% Sr. Unsec. Nts. , 11/14/24	119,000	122,249	Qwest Corp. , 6.875% Sr. Unsec. Nts. ,
5.40% Sr. Unsec. Nts. , 11/14/34	600,000	573,000	9/15/33	347,000	347,556
5.45% Sr. Unsec. Nts. , 3/15/43	116,000	105,024	Telecom Italia SpA, 5.303% Sr. Unsec.
Hudbay Minerals, Inc. , 7.625% Sr.			Nts. , 5/30/24[1]	435,000	470,757
Unsec. Nts. , 1/15/25[1]	520,000	529,750	Zayo Group LLC/Zayo Capital, Inc. ,
IAMGOLD Corp. , 7.00% Sr. Unsec. Nts. ,			6.00% Sr. Unsec. Nts. , 4/1/23	409,000	421,781
4/15/25[1]	225,000	236,812			15,386,865
Industrias Penoles SAB de CV, 5.65% Sr.			Wireless Telecommunication Services—0.6%
Unsec. Nts. , 9/12/49[1]	1,000,000	1,037,200	Bharti Airtel Ltd. , 4.375% Sr. Unsec.
JSW Steel Ltd.:			Nts. , 6/10/25[1]	250,000	258,979
4.75% Sr. Unsec. Nts. , 11/12/19[1]	950,000	951,076	Intelsat Connect Finance SA, 9.50% Sr.
5.25% Sr. Unsec. Nts. , 4/13/22[1]	1,600,000	1,622,357	Unsec. Nts. , 2/15/23[1]	760,000	706,564
5.95% Sr. Unsec. Nts. , 4/18/24[1]	975,000	1,008,136	Intelsat Jackson Holdings SA:
Kinross Gold Corp. , 4.50% Sr. Unsec.			5.50% Sr. Unsec. Nts. , 8/1/23	1,199,000	1,124,542
Nts. , 7/15/27	199,000	209,195	8.50% Sr. Unsec. Nts. , 10/15/24[1]	669,000	675,483
Southern Copper Corp. , 7.50% Sr.			9.75% Sr. Unsec. Nts. , 7/15/25[1]	423,000	443,938
Unsec. Nts. , 7/27/35	480,000	644,400	Intelsat Luxembourg SA, 7.75% Sr.
SunCoke Energy Partners LP/SunCoke			Unsec. Nts. , 6/1/21	444,000	424,020
Energy Partners Finance Corp. , 7.50% Sr.			Sprint Communications, Inc.:
Unsec. Nts. , 6/15/25[1]	1,490,000	1,331,688	6.00% Sr. Unsec. Nts. , 11/15/22	673,000	716,745
		18,619,081	7.00% Sr. Unsec. Nts. , 3/1/20[1]	850,000	865,938
Paper & Forest Products—0.4%			Sprint Corp.:
Boise Cascade Co. , 5.625% Sr. Unsec.			7.125% Sr. Unsec. Nts. , 6/15/24	624,000	674,107
Nts. , 9/1/24[1]	692,000	718,815	7.875% Sr. Unsec. Nts. , 9/15/23	1,046,000	1,151,604
Louisiana-Pacific Corp. , 4.875% Sr.			T-Mobile USA, Inc. :
Unsec. Nts. , 9/15/24	1,116,000	1,155,060	4.00% Sr. Unsec. Nts. , 4/15/22	362,000	371,955
Mercer International, Inc.:			5.125% Sr. Unsec. Nts. , 4/15/25	169,000	175,549
5.50% Sr. Unsec. Nts. , 1/15/26	250,000	241,562	6.00% Sr. Unsec. Nts. , 4/15/24	281,000	292,240
6.50% Sr. Unsec. Nts. , 2/1/24	165,000	169,744	Trilogy International Partners LLC/Trilogy
Norbord, Inc. , 5.75% Sr. Sec. Nts. ,			International Finance, Inc. , 8.875% Sr.
7/15/27[1]	565,000	580,537	Sec. Nts. , 5/1/22[1]	267,000	255,653
Suzano Austria GmbH, 5.00% Sr. Unsec.			Windstream Services LLC/Windstream
Nts. , 1/15/30	3,050,000	3,063,573	Finance Corp. , 8.625% Sr. Sec. Nts. ,
		5,929,291	10/31/25[1,10]	254,000	259,715
					8,397,032
Telecommunication Services—1.7%
Diversified Telecommunication Services—1.1%			Utilities—1.3%
Altice France SA:			Electric Utilities—0.5%
7.375% Sr. Sec. Nts. , 5/1/26[1]	487,000	523,993	DPL, Inc. , 4.35% Sr. Unsec. Nts. ,
8.125% Sr. Sec. Nts. , 2/1/27[1]	264,000	292,050	4/15/29[1]	243,000	240,360
Axtel SAB de CV, 6.375% Sr. Unsec. Nts. ,			Empresa de Transmision Electrica SA,
11/14/24[1]	1,455,000	1,502,302	5.125% Sr. Unsec. Nts. , 5/2/49[1]	750,000	865,781
CenturyLink, Inc.:			Eskom Holdings SOC Ltd. , 7.125% Sr.
5.625% Sr. Unsec. Nts. , 4/1/25	399,000	414,960	Unsec. Nts. , 2/11/25[1]	1,500,000	1,548,041

	17	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Value				Shares	Value
Electric Utilities (Continued)				Preferred Stock—0.0%
Perusahaan Listrik Negara PT, 4.125%				Claire's Holdings LLC, 0.00%, Series A16 (Cost
Sr. Unsec. Nts. , 5/15/27[1]	$3,045,000 $	3,221,822		$36,875)		65	$11,375
Rockpoint Gas Storage Canada Ltd. ,
7.00% Sr. Sec. Nts. , 3/31/23[1]	197,000	198,970		Common Stocks—0.0%
Talen Energy Supply LLC, 7.25% Sr. Sec.				Claire's Holdings LLC[16]		235	146,875
Nts. , 5/15/27[1]	166,000	169,536		Clear Channel Outdoor Holdings, Inc. , Cl. A16		56,536	142,471
TerraForm Power Operating LLC, 5.00%				Hexion Holdings Corp. , Cl. B16		25,804	290,295
Sr. Unsec. Nts. , 1/31/28[1]	52,000	54,340		JSC Astana Finance, GDR[1,13,16]		446,838	—
Vistra Operations Co. LLC:				Quicksilver Resources, Inc.[13,16]		4,151,000	—
5.00% Sr. Unsec. Nts. , 7/31/27[1]	595,000	614,147		Sabine Oil & Gas Holdings, Inc.		837	43,942
5.50% Sr. Unsec. Nts. , 9/1/26[1]	159,000	166,743		Total Common Stocks (Cost $5,378,761)			623,583
5.625% Sr. Unsec. Nts. , 2/15/27[1]	271,000	286,157
		7,365,897				Units
				Rights, Warrants and Certificates—0.0%
Gas Utilities—0.1%				Affinion Group Wts. , Strike Price $1, Exp.
AmeriGas Partners LP/AmeriGas Finance				11/10/22[13,16]		8,816	—
Corp. , 5.50% Sr. Unsec. Nts. , 5/20/25	278,000	299,892		Sabine Oil Tranche 1 Wts. , Strike Price $4.49,
NGL Energy Partners LP/NGL Energy				Exp. 8/11/26[13,16]		2,612	27,426
Finance Corp. , 7.50% Sr. Unsec. Nts. ,				Sabine Oil Tranche 2 Wts. , Strike Price $0, Exp.
4/15/26[1]	179,000	180,253		8/11/26[13,16]		549	6,862
Superior Plus LP/Superior General				Total Rights, Warrants and Certificates (Cost $420,786)			34,288
Partner, Inc. , 7.00% Sr. Unsec. Nts. ,
7/15/26[1]	139,000	147,343			Principal Amount
		627,488		Structured Securities—0.5%
Independent Power and Renewable Electricity Producers—0.7%				Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds:
Adani Green Energy UP Ltd. /Prayatna				3.003% Sr. Sec. Nts. , 4/30/25[1,7]		813,923	784,704
Developers Pvt Ltd. /Parampujya Solar				3.054% Sr. Sec. Nts. , 4/30/25[1,7]		1,037,064	999,834
Energy, 6.25% Sr. Sec. Nts. , 12/10/24[1]	1,620,000	1,695,573		3.098% Sr. Sec. Nts. , 4/30/25[1,6]		895,338	863,197
AES Andres BV/Dominican Power				3.131% Sr. Sec. Nts. , 4/30/25[1,7]		800,320	771,589
Partners/Empresa Generadora de				3.179% Sr. Sec. Nts. , 4/30/25[1,7]		996,463	960,691
Electricidad Itabo SA, 7.95% Sr. Unsec.				3.231% Sr. Sec. Nts. , 4/30/25[1,7]		1,137,311	1,096,483
Nts. , 5/11/26[1]	490,000	523,688		3.265% Sr. Sec. Nts. , 4/30/25[1,7]		908,578	875,961
AES Corp.:				3.346% Sr. Sec. Nts. , 4/30/25[1,7]		854,025	823,367
4.00% Sr. Unsec. Nts. , 3/15/21	275,000	280,844		Morgan Stanley, Russian Federation
6.00% Sr. Unsec. Nts. , 5/15/26	185,000	197,025		Total Return Linked Bonds, Series 007,
Azure Power Energy Ltd. , 5.50% Sr. Sec.				Cl. VR, 2.66%, 8/22/34[13]	RUB	23,368,309	52,369
Nts. , 11/3/22[1]	1,515,000	1,536,046		Total Structured Securities (Cost $7,215,133)			7,228,195
Azure Power Solar Energy Pvt Ltd. ,			Short	-Term Notes—0.3%
5.65% Sr. Sec. Nts. , 12/24/24[1]	600,000	602,550		Arab Republic of Egypt Treasury Bills,
Calpine Corp. :				17.01%, 5/5/20[7]	EGP	53,600,000	3,041,463
5.25% Sr. Sec. Nts. , 6/1/26[1]	444,000	461,205		Argentine Republic Treasury Bills,
5.75% Sr. Unsec. Nts. , 1/15/25	104,000	106,990		4.971%, 5/29/20[17]	ARS	166,600,000	1,283,175
5.875% Sr. Sec. Nts. , 1/15/24[1]	139,000	142,475		Total Short-Term Notes (Cost $6,963,990)			4,324,638
Clearway Energy Operating LLC, 5.75%						Shares
Sr. Unsec. Nts. , 10/15/25[1]	144,000	152,100		Investment Companies—19.1%
Inkia Energy Ltd. , 5.875% Sr. Unsec.				Invesco Government & Agency Portfolio,
Nts. , 11/9/27[1]	1,865,000	1,941,950		Institutional Class, 1.83%[20]		184,107,254	184,109,463
Listrindo Capital BV, 4.95% Sr. Unsec.				Invesco Oppenheimer Limited-Term Bond
Nts. , 9/14/26[1]	2,285,000	2,324,416		Fund[18]		1,770,738	8,092,272
NRG Energy, Inc.:				Invesco Oppenheimer Master Event-Linked
6.625% Sr. Unsec. Nts. , 1/15/27	340,000	369,614		Bond Fund[18]		1,954,233	30,917,529
7.25% Sr. Unsec. Nts. , 5/15/26	246,000	270,354		Invesco Oppenheimer Ultra-Short Duration
		10,604,830		Fund, Cl. Y18		10,418,371	52,091,857
Multi-Utilities—0.0%				OFI Carlyle Private Credit Fund, Cl. I18		137,860	1,320,696
TerraForm Power Operating LLC, 4.25%				Total Investment Companies (Cost $267,565,139)			276,531,817
Sr. Unsec. Nts. , 1/31/23[1]	191,000	195,775
Total Corporate Bonds and Notes (Cost $464,937,256)		463,155,985

						Notional
			Expiration			Amount
		Exercise Price	Date		Contracts	(000	's)	Value
Exchange-Traded Options Purchased—0.1%
Euro-Bund Futures Put Put[16]	EUR	170.000	10/25/19	EUR	361	EUR 61,370 $		11,804
S&P 500 Index Put Put[16]	USD	2,675.000	3/20/20	USD	207	USD 55,373		1,133,325
S&P 500 Index Put Put[16]	USD	2,625.000	2/21/20	USD	110	USD 28,875		415,250
Total Exchange-Traded Options Purchased (Cost $2,540,620)								1,560,379

18	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

							Notional
				Expiration			Amount
	Counterparty		Exercise Price	Date		Contracts	(000's)	Value
Over-the-Counter Options Purchased—0.5%
BRL Currency Call[16]	JPM	BRL	3.200	10/17/19	BRL	1,414,000	BRL 1,414 $	—
BRL Currency Put[16]	GSCO-OT	BRL	3.350	12/6/19	BRL	586,000	BRL 586	35
BRL Currency Put[16]	GSCO-OT	BRL	3.400	12/10/19	BRL	586,000	BRL 586	164
BRL Currency Call[16]	JPM	BRL	3.918	11/19/19	BRL	58,770,000	BRL 58,770	31,077
BRL Currency Call[16]	CITNA-B	BRL	3.861	11/18/19	BRL	57,907,500	BRL 57,908	15,222
BRL Currency Put[16]	GSCO-OT	BRL	3.430	3/30/20	BRL	1,457,000	BRL 1,457	36,255
BRL Currency Put[16]	GSCO-OT	BRL	3.430	3/30/20	BRL	1,457,000	BRL 1,457	36,255
BRL Currency Put[16]	GSCO-OT	BRL	3.432	3/27/20	BRL	1,460,000	BRL 1,460	35,552
CLP Currency Call[16]	JPM	CLP	677.500	10/21/19	CLP	20,750,000,000	CLP 20,750,000	207
EUR Currency Put[16]	BOA	SEK	9.250	4/29/20	EUR	2,800,000	EUR 2,800	1,323
EUR Currency Put[16]	JPM	ZAR	15.720	1/23/20	EUR	15,100,000	EUR 15,100	106,999
EUR Currency Put[16]	GSCO-OT	INR	74.875	8/5/20	EUR	1,500,000	EUR 1,500	759,904
EUR Currency Put[16]	SCB	IDR	15760.000	1/17/20	EUR	11,340,000	EUR 11,340	179,369
EUR Currency Put[16]	BOA	PLN	4.250	11/20/19	EUR	60,000,000	EUR 60,000	25,636
EUR Currency Put[16]	MSCO	NOK	9.757	8/20/20	EUR	45,000,000	EUR 45,000	470,729
EUR Currency Call[16]	BOA	USD	1.170	10/31/19	EUR	87,600,000	EUR 87,600	465
EUR Currency Put[16]	JPM	NOK	8.900	8/26/21	EUR	3,750,000	EUR 3,750	557,991
EUR Currency Call[16]	CITNA-B	USD	1.178	10/3/19	EUR	87,600,000	EUR 87,600	—
EUR Currency Put[16]	GSCO-OT	NOK	8.360	1/6/21	EUR	3,650,000	EUR 3,650	34,838
EUR Currency Put[16]	GSCO-OT	NOK	8.648	1/6/21	EUR	3,650,000	EUR 3,650	124,321
IDR Currency Call[16]	JPM	IDR	13885.000	1/20/20	IDR 209,716,000,000 IDR 209,716,000			41,943
INR Currency Put[16]	GSCO-OT	INR	65.600	5/6/20	INR	2,280,000	INR 2,280	140,721
INR Currency Put[16]	JPM	INR	66.092	4/29/20	INR	1,500,000	INR 1,500	122,286
KRW Currency Call[16]	GSCO-OT	KRW	1159.700	1/17/20	KRW	17,535,000,000 KRW 17,535,000		70,140
MXN Currency Call[16]	CITNA-B	MXN	19.380	8/5/20	MXN	72,675,000	MXN 72,675	54,516
MXN Currency Put[16]	JPM	MXN	19.655	11/26/19	MXN	141,516,000	MXN 141,516	159,572
MXN Currency Call[16]	BOA	MXN	18.553	1/14/20	MXN	542,710,000	MXN 542,710	43,053
MXN Currency Call[16]	GSCO-OT	MXN	19.558	7/21/20	MXN	287,987,000	MXN 287,987	245,998
MXN Currency Call[16]	JPM	MXN	19.655	11/26/19	MXN	141,516,000	MXN 141,516	62,038
MXN Currency Call[16]	CITNA-B	MXN	19.350	6/2/20	MXN	295,200,000	MXN 295,200	186,572
MXN Currency Call[16]	CITNA-B	MXN	18.000	10/23/19	MXN	750,000	MXN 750	390
MXN Currency Call[16,21]	JPM	MXN	19.375	6/2/20	MXN	295,550,000	MXN 295,550	191,744
PHP Currency Call[16]	GSCO-OT	PHP	51.000	11/11/19	PHP	385,000,000	PHP 385,000	11,011
RUB Currency Put[16]	GSCO-OT	RUB	57.300	3/30/20	RUB	2,914,000	RUB 2,914	122,944
RUB Currency Call[16]	GSCO-OT	RUB	60.000	12/18/19	RUB	1,725,700,000	RUB 1,725,700	6,851
RUB Currency Call[16]	JPM	RUB	70.000	2/25/21	RUB	1,535,200,000	RUB 1,535,200	1,358,376
RUB Currency Put[16]	GSCO-OT	RUB	58.500	8/4/20	RUB	1,650,000	RUB 1,650	295,296
RUB Currency Put[16]	JPM	RUB	59.000	8/5/20	RUB	1,650,000	RUB 1,650	350,242
S&P 500 Index Put Put[16]	BOA	USD	2632.590	2/21/20	USD	110	USD 28,958	442,842
SGD Currency Put[16]	GSCO-OT	SGD	5.050	10/21/19	SGD	23,000,000	SGD 23,000	4,733
ZAR Currency Call[16]	GSCO-OT	ZAR	13.613	1/27/20	ZAR	99,512,000	ZAR 99,512	14,832
ZAR Currency Call[16]	GSCO-OT	ZAR	14.500	7/23/20	ZAR	229,950,000	ZAR 229,950	325,322
Total Over-the-Counter Options Purchased (Cost $13,377,848)								6,667,764

		Buy /Sell			Expiration
	Counterparty	Protection	Reference Asset	Fixed Rate	Date	Notional Amount (000's)
Over-the-Counter Credit Default Swaptions Purchased—0.1%
			iTraxx Europe
Credit Default Swap			Crossover Series 31
maturing 6/20/24 Call[16]	JPM	Sell	Version 1	3.000%	12/18/19	EUR	45,000	340,216
			iTraxx Europe
Credit Default Swap			Crossover Series 31
maturing 6/20/24 Put[16]	JPM	Buy	Version 1	3.000	12/18/19	EUR	45,000	561,131
Total Over-the-Counter Credit Default Swaptions Purchased (Cost $1,204,271)								901,347
		Pay / Receive			Expiration
	Counterparty	Floating Rate	Floating Rate	Fixed Rate	Date	Notional Amount (000's)
Over-the-Counter Interest Rate Swaptions Purchased—0.2%
Interest Rate Swap maturing			Three-Month USD
11/14/19 Pu t16	JPM	Receive	BBA LIBOR	1.865	11/14/19	USD	18,000	215,455
Interest Rate Swap maturing			Six-Month EUR
3/27/20 Pu t16	MSCO	Receive	EURIBOR	0.434	3/27/20	EUR	18,900	23,731
Interest Rate Swap			Six-Month EUR
Maturing 3/29/21 Put[16]	JPM	Receive	EURIBOR	1.122	3/29/21	EUR	146,200	13,577
Interest Rate Swap			Three-Month CAD BA
Maturing 3/30/20 Put[16]	BOA	Receive	CDOR	2.588	3/30/20	CAD	195,000	185,194
Interest Rate Swap			Six-Month EUR
Maturing 4/12021 Put[16]	JPM	Receive	EURIBOR	0.615	4/12/21	EUR	146,250	2,783

19 INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

		Pay / Receive			Expiration
	Counterparty	Floating Rate	Floating Rate	Fixed Rate	Date	Notional Amount (000’s)		Value
Over-the-Counter Interest Rate Swaptions Purchased (Continued)
Interest Rate Swap			Six-Month EUR
Maturing 4/6/21 Put[16]	JPM	Receive	EURIBOR	0.608%	4/6/21	EUR	146,000	$2,707
Interest Rate Swap maturing
8/16/24 Pu t16	JPM	Receive	CDX. NA. HY. 33	2.098	8/16/24	EUR	30,000	434,704
Interest Rate Swap maturing			Three-Month USD
8/17/20 Pu t16	MSCO	Receive	BBA LIBOR	1.695	8/17/20	USD	52,500	934,019
Interest Rate Swap maturing			Three-Month USD
8/17/20 Pu t16	GSCOI	Receive	BBA LIBOR	2.500	8/17/20	USD	75,000	585,733
Interest Rate Swap maturing			Three-Month USD
8/26/20 Pu t16	MSCO	Receive	BBA LIBOR	2.500	8/26/20	USD	75,000	158,631
Interest Rate Swap maturing
8/28/20 Pu t16	GSCOI	Receive Three-Month KRW CD		2.000	8/28/20	KRW	36,000,000	59,766
Interest Rate Swap maturing			Three-Month USD
1/9/20 Call[16]	GSCOI	Pay	BBA LIBOR	1.600	1/9/20	USD	231,600	842,533
Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $4,341,986)								3,458,833
Total Investments, at Value (Cost $1,619,986,390)							110.3%	1,597,855,102
Net Other Assets (Liabilities)							(10.3)	(149,682,171)
Net Assets							100.0% $	1,448,172,931

Footnotes to Consolidated Statement of Investments
1. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2019 was $584,232,160, which represented 40.34% of the Fund’s Net Assets.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline.
Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $4,624,885 or 0.32% of the
Fund’s net assets at period end.
4. Interest rate is less than 0.0005%.
5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
6. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
7. Zero coupon bond reflects effective yield on the original acquisition date.
8. Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election.The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years
9. Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate
("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime
Rate of a designated U.S. bank.
10. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the contractual interest rate.
11. Interest or dividend is paid-in-kind, when applicable.
12. Security received as the result of issuer reorganization.
13. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying Consolidated Notes.
14. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
15. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
16. Non-income producing security.
17. Current yield as of period end.
18. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2018	Additions	Reductions	September 30, 2019
Investment Company
Invesco Oppenheimer Limited-Term Bond Fund	1,654,825	115,913	—	1,770,738
Invesco Oppenheimer Master Event-Linked Bond Fund	1,954,233	—	—	1,954,233
Invesco Oppenheimer Master Loan Fund	8,607,367	—	8,607,367	—
Invesco Oppenheimer Ultra-Short Duration Fund, Cl. Y	10,238,165	180,206	—	10,418,371
OFI Carlyle Private Credit Fund, Cl. I	—	137,860	—	137,860
			Realized	Change in Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Invesco Oppenheimer Limited-Term Bond Fund	$8,092,272	$185,337	$—	$203,112
Invesco Oppenheimer Master Event-Linked Bond Fund	30,917,529	1,742,820[a,b]	(983,786)[a]	(408,953)[a]
Invesco Oppenheimer Master Loan Fund	—	1,789,921[c,d]	(6,354,754)[c]	9,620,511[c]
Invesco Oppenheimer Ultra-Short Duration Fund, Cl. Y	52,091,857	990,731	—	102,382

20 INVESCO OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME FUND

			Realized	Change in Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
OFI Carlyle Private Credit Fund, Cl. I	$1,320,696	$77,914	$—	$(29,677)
Total	$92,422,354	$4,786,723	$(7,338,540)	$9,487,375
a. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Event-Linked Bond Fund.
b. Net of expenses allocated to the Fund from Invesco Oppenheimer Master Master Event-Linked Bond Fund.
c. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Loan Fund.
d. Net of expenses allocated to the Fund from Invesco Oppenheimer Master Loan Fund.

19. All or a portion of this security is owned by the subsidiary.
20. The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is th e 7-day SEC standardized yield as of September 30, 2019.
21. One-Touch Binary option becomes eligible for exercise if at any time spot rates are less than or equal t o 18 MXN per 1 USD.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:
Geographic Holdings		Value	Percent
United States		$944,447,682	59.1%
United Kingdom		59,554,490	3.7
India		54,816,919	3.4
Indonesia		41,278,258	2.6
Mexico		37,254,549	2.3
Italy		37,001,440	2.3
South Africa		34,662,688	2.2
Brazil		31,792,731	2.0
Egypt		30,386,038	1.9
France		29,992,174	1.9
Greece		24,609,941	1.5
China		19,809,335	1.2
Spain		19,760,695	1.2
New Zealand		19,617,986	1.2
Switzerland		19,220,144	1.2
Argentina		12,258,470	0.8
Sri Lanka		11,595,202	0.7
Turkey		11,492,595	0.7
Luxembourg		10,655,912	0.7
Russia		10,471,774	0.7
Netherlands		9,329,581	0.6
Canada		9,278,651	0.6
Thailand		8,714,980	0.6
Ireland		8,710,900	0.6
Austria		7,637,924	0.5
Colombia		6,715,133	0.4
Macau		6,176,439	0.4
Oman		5,491,086	0.3
Panama		5,348,456	0.3
Dominican Republic		5,295,303	0.3
Azerbaijan		5,149,172	0.3
Ivory Coast		4,072,571	0.3
Ukraine		3,870,174	0.2
Senegal		3,758,853	0.2
Ecuador		3,654,198	0.2
United Arab Emirates		3,383,871	0.2
Paraguay		3,215,493	0.2
Peru		2,730,531	0.2
Portugal		2,683,464	0.2
Cyprus		2,521,164	0.2
Angola		2,325,189	0.2
Chile		2,004,866	0.1
Kazakhstan		1,985,008	0.1
Malaysia		1,912,606	0.1
Germany		1,868,155	0.1
Mauritius		1,782,202	0.1
Zambia		1,662,740	0.1
Morocco		1,654,387	0.1
Fiji		1,534,999	0.1
Norway		1,501,978	0.1
Bahrain		1,394,629	0.1
El Salvador		1,394,517	0.1
Eurozone		1,378,848	0.1
Hong Kong		1,067,011	0.1
Singapore		990,080	0.1
Supranational		969,616	0.1

21	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Geographic Holdings (Continued)						Value	Percent
Nigeria						$921,375	0.1%
Belgium						847,262	0.1
Kenya						614,371	0.0
Israel						577,768	0.0
Costa Rica						488,746	0.0
Cayman Islands						245,586	0.0
Australia						148,320	0.0
South Korea						129,906	0.0
Poland						25,636	0.0
Philippines						11,011	0.0
Sweden						1,323	0.0
Total						$1,597,855,102	100.0%

Forward Currency Exchange Contracts as of September 30, 2019
						Unrealized	Unrealized
Counterparty	Settlement Month(s)	Currency Purchased (000's)			Currency Sold (000's)	Appreciation	Depreciation
BAC	05/2020	CLP	596,900	USD	871 $	—	$(48,408)
BAC	10/2019 - 11/2019	EUR	36,790	USD	41,066	—	(832,545)
BAC	10/2019	KRW	6,383,300	USD	5,323	13,573	—
BAC	12/2019	MYR	760	USD	180	837	—
BAC	11/2019	NOK	20,280	USD	2,281	—	(49,860)
BAC	10/2019	USD	5,360	KRW	6,383,300	23,652	—
BAC	11/2019	USD	19,370	NZD	30,500	247,577	—
BAC	12/2019	ZAR	29,000	USD	1,873	22,858	—
BNP	11/2019	EUR	3,200	USD	3,535	—	(33,728)
BOA	11/2019	CAD	515	USD	390	—	(1,273)
BOA	11/2019	EUR	9,560	USD	10,654	—	(194,109)
BOA	01/2020	IDR	90,000,000	USD	6,294	—	(42,048)
BOA	11/2019	JPY	285,000	USD	2,708	—	(62,942)
BOA	12/2019	KRW	4,374,600	USD	3,592	63,923	—
BOA	11/2019	NOK	18,000	USD	2,025	—	(44,552)
BOA	11/2019	SEK	168,440	USD	17,676	—	(507,047)
BOA	10/2019	USD	258	ARS	15,200	—	(960)
BOA	11/2019	USD	388	CAD	515	—	(705)
BOA	11/2019	USD	36,668	EUR	32,740	845,469	—
BOA	03/2020	ZAR	119,000	USD	8,294	—	(600,408)
CITNA-B	10/2019 - 11/2019	BRL	240,460	USD	57,508	306,881	—
CITNA-B	05/2020	CLP	1,950,000	USD	2,847	—	(158,248)
CITNA-B	12/2019	COP	38,203,315	USD	11,063	—	(125,516)
CITNA-B	11/2019	EUR	4,920	USD	5,490	—	(106,300)
CITNA-B	12/2019	MXN	18,698	USD	943	—	(6,892)
CITNA-B	11/2019	NOK	182,250	USD	20,307	—	(258,046)
CITNA-B	12/2019	RUB	624,400	USD	9,452	75,030	—
CITNA-B	10/2019	TRY	8,700	USD	1,461	71,511	—
CITNA-B	10/2019 - 11/2019	USD	44,777	BRL	187,340	—	(285,113)
CITNA-B	11/2019 - 12/2019	USD	6,667	CLP	4,756,718	135,035	—
CITNA-B	12/2019	USD	6,902	COP	23,835,000	78,309	—
CITNA-B	11/2019	USD	100,198	EUR	89,620	2,139,108	—
CITNA-B	11/2019	USD	29,122	GBP	23,715	—	(96,984)
CITNA-B	12/2019	USD	17,302	MXN	343,200	126,512	—
CITNA-B	12/2019	USD	144	PEN	490	—	(620)
CITNA-B	12/2019	USD	5,606	RUB	363,700	73,796	(15,647)
CITNA-B	12/2019	USD	7,169	THB	220,700	—	(57,926)
CITNA-B	10/2019 - 12/2019	USD	11,687	TRY	70,100	—	(493,258)
GSCO-OT	03/2021	BRL	40,000	USD	9,643	—	(392,548)
GSCO-OT	11/2019	CLP	4,550,000	USD	6,388	—	(140,632)
GSCO-OT	10/2019 - 01/2021	EUR	80,649	USD	93,106	—	(3,566,688)
GSCO-OT	05/2020	INR	1,571,866	USD	21,660	—	(35,063)
GSCO-OT	10/2019	KRW	15,865,000	USD	13,385	—	(121,959)
GSCO-OT	02/2021	RUB	690,200	USD	10,140	—	(141,761)
GSCO-OT	10/2019 - 02/2020	TRY	86,550	USD	14,411	685,307	—
GSCO-OT	03/2021	USD	32,531	BRL	133,434	1,038,813	—
GSCO-OT	11/2019 - 05/2020	USD	11,347	CLP	7,838,160	559,435	—
GSCO-OT	10/2019 - 05/2020	USD	37,892	EUR	33,974	652,017	—
GSCO-OT	05/2020 - 08/2020	USD	36,307	INR	2,655,716	56,111	(123,645)
GSCO-OT	10/2019	USD	13,230	KRW	15,865,000	—	(33,734)
GSCO-OT	01/2021	USD	28,912	NOK	243,000	2,181,340	—
GSCO-OT	12/2019	USD	10,139	RUB	663,300	61,797	(41,955)
GSCO-OT	10/2019 - 02/2020	USD	10,798	TRY	71,350	—	(1,727,034)

22 INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

Forward Currency Exchange Contracts (Continued)
						Unrealized	Unrealized
Counterparty	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s)	Appreciation	Depreciation
GSCO-OT	01/2020 - 03/2020	USD	15,521	ZAR	236,700 $	176,862	$—
GSCO-OT	01/2020 - 03/2020	ZAR	129,300	USD	8,450	—	(49,557)
HSBC	11/2019	EUR	1,270	USD	1,416	—	(26,080)
HSBC	11/2019	NOK	16,000	USD	1,800	—	(39,740)
HSBC	11/2019	USD	18,188	EUR	16,160	507,007	—
HSBC	11/2019	USD	2,699	JPY	285,000	53,728	—
JPM	11/2019	AUD	1,060	USD	720	—	(2,847)
JPM	10/2019 - 04/2020	BRL	355,368	USD	87,699	58,651	(2,393,805)
JPM	05/2020	CLP	975,000	USD	1,423	—	(79,072)
JPM	11/2019 - 08/2021	EUR	84,870	USD	94,606	—	(883,170)
JPM	12/2019	IDR	168,117,000	USD	11,570	169,644	—
JPM	12/2019 - 08/2020	INR	1,700,746	USD	23,186	209,497	—
JPM	11/2019	JPY	1,861,981	USD	17,437	—	(159,356)
JPM	12/2019	PLN	370	USD	96	—	(3,377)
JPM	12/2019	RUB	690,200	USD	10,693	—	(165,663)
JPM	11/2019	USD	717	AUD	1,060	344	—
JPM	10/2019	USD	71,300	BRL	292,721	950,436	(101,219)
JPM	11/2019 - 08/2020	USD	81,497	EUR	73,320	929,747	—
JPM	11/2019	USD	14,015	GBP	11,490	—	(141,251)
JPM	12/2019	USD	30	HUF	8,700	1,683	—
JPM	12/2019 - 01/2020	USD	38,910	IDR	563,399,000	41,368	(439,539)
JPM	12/2019	USD	43,375	INR	3,123,400	—	(406,028)
JPM	11/2019	USD	13,747	JPY	1,473,962	70,399	—
JPM	08/2021	USD	18,063	NOK	162,250	235,638	—
JPM	02/2021	USD	10,123	RUB	690,200	124,808	—
JPM	12/2019	USD	31,519	ZAR	488,360	—	(400,453)
JPM	12/2019	ZAR	72,790	USD	4,698	59,688	—
MSCO	10/2019 - 11/2019	BRL	49,642	USD	11,874	58,722	—
MSCO	05/2020	CLP	978,100	USD	1,423	—	(74,752)
MSCO	10/2019	USD	5,925	BRL	24,821	—	(48,558)
MSCO	11/2019	USD	3,209	GBP	2,600	6,063	—
RBC	11/2019	EUR	6,675	USD	7,497	—	(193,837)
RBC	11/2019	GBP	1,610	USD	2,016	—	(32,748)
RBC	11/2019	JPY	841,000	USD	7,963	—	(158,873)
RBC	11/2019	USD	49,633	EUR	44,130	1,349,092	—
SCB	10/2019	KRW	9,481,700	USD	7,907	20,161	—
SCB	10/2019	USD	7,822	KRW	9,481,700	—	(104,955)
Total Unrealized Appreciation and Depreciation						$14,482,429 $	(16,253,034)

Futures Contracts as of September 30, 2019
					Notional		Unrealized
			Number of		Amount		Appreciation/
Description	Buy/Sell	Expiration Date	Contracts		(000's)	Value	(Depreciation)
Euro BUXL	Sell	12/06/19	108	EUR	25,478 $	25,602,925	$(124,499)
Euro-BTP	Sell	12/06/19	549	EUR	86,437	87,268,109	(831,556)
United States Treasury Long Bonds	Buy	12/19/19	5	USD	828	811,562	(15,946)
United States Treasury Long Bonds	Sell	12/19/19	154	USD	25,437	24,996,125	441,307
United States Treasury Nts. , 10 yr.	Buy	12/19/19	19	USD	2,500	2,475,938	(24,345)
United States Treasury Nts. , 10 yr.	Sell	12/19/19	18	USD	2,376	2,345,625	30,125
United States Treasury Nts. , 2 yr.	Sell	12/31/19	730	USD	157,668	157,315,000	353,237
United States Treasury Nts. , 5 yr.	Buy	12/31/19	133	USD	15,956	15,846,742	(109,310)
United States Ultra Bonds	Buy	12/19/19	68	USD	13,241	13,049,625	(191,751)
							$(472,738)

Exchange-Traded Options Written at September 30, 2019
						Notional
					Number of	Amount
Description		Exercise Price	Expiration Date		Contracts	(000's)Premiums Received		Value
S&P 500 Index Put	USD	2400.000	3/20/20	USD	(207)	USD 49,680 $	849,313 $	(465,750)
S&P 500 Index Put	USD	2350.000	2/21/20	USD	(110)	USD 25,850	260,360	(149,600)
Total Exchange-Traded Options Written							$1,109,673 $	(615,350)

Over-the-Counter Options Written at September 30, 2019
Notional
						Number of	Amount
Description	Counterparty		Exercise Price	Expiration Date		Contracts	(000's)Premiums Received		Value
BRL Currency Put	CITNA-B	BRL	4.239	11/18/19	BRL	(63,577,500)	BRL 63,578 $	167,147 $	(183,963)

	23	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Over-the-Counter Options Written (Continued)
							Notional
						Number of	Amount
Description	Counterparty		Exercise Price	Expiration Date		Contracts	(000’s)Premiums Received		Value
BRL Currency Put[1]	GSCO-OT	BRL	4.500	12/6/19	BRL	(586,000)	BRL 586 $	103,839 $	(57,318)
BRL Currency Put[2]	GSCO-OT	BRL	4.500	3/30/20	BRL	(1,457,000)	BRL 1,457	254,684	(298,299)
BRL Currency Put[2]	GSCO-OT	BRL	4.500	3/27/20	BRL	(1,460,000)	BRL 1,460	254,624	(297,501)
BRL Currency Put[3]	GSCO-OT	BRL	4.230	3/4/21	BRL	(61,600,000)	BRL 61,600	689,978	(1,012,980)
BRL Currency Put[2]	GSCO-OT	BRL	4.500	3/30/20	BRL	(1,457,000)	BRL 1,457	254,684	(298,299)
BRL Currency Put[1]	GSCO-OT	BRL	4.500	12/10/19	BRL	(586,000)	BRL 586	121,888	(60,011)
BRL Currency Put[3]	JPM	BRL	4.250	3/4/21	BRL	(61,900,000)	BRL 61,900	653,227	(986,660)
BRL Currency Put	JPM	BRL	4.306	11/19/19	BRL	(64,590,000)	BRL 64,590	172,800	(125,651)
BRL Currency Put	MSCO	BRL	3305.000	10/9/19	BRL	(49,969,250,000)	BRL 49,969,250	178,105	(765,529)
CLP Currency Put[4]	GSCO-OT	CLP	700.000	5/11/20	CLP	(10,640,000,000)	CLP 10,640,000	389,120	(732,670)
CLP Currency Put	JPM	CLP	707.450	10/21/19	CLP	(21,400,000,000)	CLP 21,400,000	216,284	(912,710)
CLP Currency Call	JPM	CLP	657.050	10/21/19	CLP	(19,705,000,000)	CLP 19,705,000	91,470	—
EUR Currency Call	BOA	ZAR	20.000	8/5/20	EUR	(1,500,000)	EUR 1,500	327,329	(289,515)
EUR Currency Call	BOA	USD	1.150	10/31/19	EUR	(29,200,000)	EUR 29,200	102,855	(965)
EUR Currency Call	BOA	RUB	73.090	12/20/19	EUR	(15,100,000)	EUR 15,100	180,169	(223,832)
EUR Currency Call	CITNA-B	USD	1.155	10/3/19	EUR	(29,200,000)	EUR 29,200	246,014	—
EUR Currency Call	GSCOI	RUB	72.860	12/16/19	EUR	(27,400,000)	EUR 27,400	305,043	(406,159)
EUR Currency Call	GSCO-OT	INR	90.000	8/5/20	EUR	(1,500,000)	EUR 1,500	293,187	(125,215)
EUR Currency Call	GSCO-OT	ZAR	20.000	8/4/20	EUR	(1,500,000)	EUR 1,500	235,640	(288,568)
EUR Currency Call[5]	GSCO-OT	NOK	11.000	1/6/21	EUR	(2,925,000)	EUR 2,925	586,026	(488,174)
EUR Currency Call[6]	GSCO-OT	INR	90.000	5/6/20	EUR	(2,280,000)	EUR 2,280	400,486	(122,082)
EUR Currency Call	JPM	NOK	11.000	8/26/21	EUR	(1,875,000)	EUR 1,875	558,037	(511,733)
EUR Currency Put	JPM	ZAR	14.760	1/23/20	EUR	(15,100,000)	EUR 15,100	104,386	(16,207)
EUR Currency Call	JPM	ZAR	17.290	1/23/20	EUR	(15,100,000)	EUR 15,100	277,802	(399,600)
EUR Currency Call[7]	JPM	INR	90.000	4/29/20	EUR	(1,500,000)	EUR 1,500	238,580	(77,771)
EUR Currency Call	MSCO	NOK	10.758	8/20/20	EUR	(45,000,000)	EUR 45,000	532,937	(373,658)
EUR Currency Call	MSCO	BRL	5.250	8/24/21	EUR	(11,300,000)	EUR 11,300	635,063	(715,277)
EUR Currency Call	SCB	IDR	16890.000	1/17/20	EUR	(11,340,000)	EUR 11,340	97,009	(41,465)
IDR Currency Put	GSCO-OT	IDR	15360.000	6/18/20	IDR	(399,000,000,000)	IDR 399,000,000	561,094	(335,160)
IDR Currency Put	JPM	IDR	14830.000	1/20/20	IDR	(223,989,000,000)	IDR 223,989,000	116,023	(96,315)
KRW Currency Call	GSCO-OT	KRW	1122.350	1/17/20	KRW	(17,017,500,000)	KRW 17,017,500	52,144	(13,954)
KRW Currency Put	GSCO-OT	KRW	1213.250	1/17/20	KRW	(18,662,500,000)	KRW 18,662,500	109,521	(155,272)
MXN Currency Put	BOA	MXN	22.363	1/14/20	MXN	(654,160,000)	MXN 654,160	661,254	(80,795)
MXN Currency Put	CITNA-B	MXN	22.940	6/2/20	MXN	(350,000,000)	MXN 350,000	332,662	(149,622)
MXN Currency Put	CITNA-B	MXN	22.880	8/5/20	MXN	(85,800,000)	MXN 85,800	76,357	(57,071)
MXN Currency Put	GSCO-OT	MXN	21.996	7/21/20	MXN	(431,860,000)	MXN 431,860	387,311	(407,978)
MXN Currency Put	JPM	MXN	23.005	6/2/20	MXN	(350,950,000)	MXN 350,950	330,279	(144,963)
MXN Currency Put	JPM	MXN	20.240	5/27/20	MXN	(182,160,000)	MXN 182,160	396,360	(361,138)
MXN Currency Call	JPM	MXN	20.240	5/27/20	MXN	(182,160,000)	MXN 182,160	396,360	(265,810)
RUB Currency Call	CITNA-B	RUB	63.040	12/16/19	RUB	(864,600,000)	RUB 864,600	122,544	(48,971)
RUB Currency Put	JPM	RUB	80.000	2/25/21	RUB	(1,754,500,000)	RUB 1,754,500	977,717	(453,731)
RUB Currency Call	JPM	RUB	60.000	2/25/21	RUB	(1,315,900,000)	RUB 1,315,900	238,946	(155,487)
S&P 500 Index Put	BOA	USD	2355.470	2/21/20	USD	(110)	USD 25,910	269,716	(158,988)
SGD Currency Call	GSCO-OT	SGD	5.110	10/21/19	SGD	(23,000,000)	SGD 23,000	62,574	(204,932)
SGD Currency Put	GSCO-OT	SGD	4.990	10/21/19	SGD	(23,000,000)	SGD 23,000	21,985	(1,663)
THB Currency Put	SCB	THB	31.500	12/20/19	THB	(953,700,000)	THB 953,700	171,999	(61,838)
TRY Currency Put	GSCO-OT	TRY	6.750	1/15/20	TRY	(98,690,000)	TRY 98,690	686,181	(99,544)
TRY Currency Put	GSCO-OT	TRY	6.726	1/28/20	TRY	(101,620,000)	TRY 101,620	330,998	(130,889)
TRY Currency Call	GSCO-OT	TRY	5.652	1/28/20	TRY	(170,790,000)	TRY 170,790	401,229	(509,350)
ZAR Currency Put	GSCO-OT	ZAR	16.208	1/27/20	ZAR	(118,482,000)	ZAR 118,482	214,236	(131,715)
ZAR Currency Put	GSCO-OT	ZAR	16.000	7/23/20	ZAR	(338,300,000)	ZAR 338,300	615,579	(1,050,188)
Total Over-the-Counter Options Written								$16,201,482 $	(14,887,186)

1. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 3.6 BRL per 1 USD
2. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 3.7 BRL per 1 USD
3. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 3.61 BRL per 1 USD
4. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 650 CLP per 1 USD
5. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 9.40 NOK per 1 EUR
6. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 75 INR per 1 USD
7. Upper Barrier: 90 INR/EUR Lower Barrier: 75 INR/EUR Transaction automatically terminated at lower barrier (except in respect of the Premium), provided a Knock-Out event has not occurred. At expiration if spot is at or above upper barrier the option is exercised.

Centrally Cleared Credit Default Swaps at September 30, 2019
								Unrealized
	Buy/Sell				Notional Amount	Premiums		Appreciation/
Reference Asset	Protection	Fixed Rate	Maturity Date		(000's)	Received/(Paid)	Value	(Depreciation)
Brazilian Government International	Sell	1.000%	6/20/22	USD	2,500 $	154,768 $	13,911 $	168,679
Brazilian Government International	Buy	1.000	12/20/24	USD	1,750	(35,678)	31,109	(4,569)

24 INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

Centrally Cleared Credit Default Swaps (Continued)
											Unrealized
		Buy/Sell				Notional Amount			Premiums		Appreciation/
Reference Asset		Protection	Fixed Rate	Maturity Date		(000		’s)	Received/(Paid)	Value	(Depreciation)
CDX. EM. 31		Buy	1.000%	6/20/24	USD	12,350			$(573,126) $	575,879 $	2,753
CDX. NA. HY. 32		Buy	5.000	6/20/24	USD	40,838			2,892,858	(2,943,805)	(50,947)
CDX. NA. HY. 32		Buy	5.000	6/20/24	USD	30,096			2,065,254	(2,169,495)	(104,241)
CDX. NA. HY. 33		Buy	5.000	12/20/24	USD	30,000			2,001,000	(2,001,000)	—
Colombia Government International		Buy	1.000	12/20/24	USD	3,000			8,862	(10,378)	(1,516)
Indonesia Government International		Buy	1.000	12/20/24	USD	3,000			13,940	(14,782)	(842)
Mexico Government International		Buy	1.000	12/20/24	USD	3,750			(31,213)	28,798	(2,415)
Republic Of South Africa Gover		Buy	1.000	12/20/24	USD	1,500			(69,312)	66,176	(3,136)
Total Cleared Credit Default Swaps									$6,427,353 $	(6,423,587) $	3,766

Over-the-Counter Credit Default Swaps at September 30, 2019
											Unrealized
		Buy/Sell				Notional Amount			Premiums		Appreciation/
Reference Asset	Counterparty	Protection	Fixed Rate	Maturity Date		(000		's)	Received/(Paid)	Value	(Depreciation)
Hellenic Republic	BAC	Sell	1.000%	6/20/25	USD	1,414			$235,247 $	(90,247) $	145,000
Hellenic Republic	BAC	Sell	1.000	6/20/25	USD	3,534			529,497	(225,555)	303,942
Hellenic Republic	BAC	Sell	1.000	12/20/25	USD	3,400			528,719	(252,897)	275,822
Hellenic Republic	BAC	Sell	1.000	12/20/19	USD	2,350			35,260	4,291	39,551
Hellenic Republic	GSCOI	Sell	1.000	6/20/25	USD	1,410			222,469	(89,992)	132,477
Hellenic Republic Government Bond	BAC	Sell	1.000	6/20/29	USD	3,750			721,540	(500,353)	221,187
Hellenic Republic Government Bond	BAC	Sell	1.000	6/20/26	USD	5,500			686,136	(464,877)	221,259
Hellenic Republic Government Bond	BAC	Sell	1.000	6/20/26	USD	6,000			692,759	(507,138)	185,621
Hellenic Republic Government Bond	BAC	Sell	1.000	6/20/24	USD	2,500			172,284	(105,996)	66,288
Hellenic Republic Government Bond	BOA	Sell	1.000	6/20/24	USD	1,500			122,900	(63,597)	59,303
Hellenic Republic Government Bond	BOA	Sell	1.000	6/20/26	USD	3,000			364,010	(253,569)	110,441
Intesa Sanpaolo S. p. A.	JPM	Sell	5.000	12/20/22	EUR	15,000			(2,450,426)	2,281,226	(169,200)
iTraxx Europe Crossover Series 24
Version 1	JPM	Sell	5.000	12/20/20	EUR	2,900			(272,147)	134,358	(137,789)
Lloyds Banking Group plc	JPM	Buy	1.000	6/20/24	EUR	750			(32,906)	17,947	(14,959)
Oriental Republic of Uruguay	BOA	Sell	1.000	12/20/21	USD	2,697			48,743	(5,199)	43,544
Royal Bank Of Scotland Group plc	JPM	Buy	1.000	6/20/24	EUR	750			(37,775)	22,087	(15,688)
Total Over-the-Counter Credit Default Swaps									$1,566,310 $	(99,511) $	1,466,799

Centrally Cleared Interest Rate Swaps at September 30, 2019
						Notional					Unrealized
	Pay/Receive					Amount			Premiums		Appreciation/
Counterparty	Floating Rate	Floating Rate	Fixed Rate	Maturity Date		(000	's)	Received / (Paid)		Value	(Depreciation)
		Six-Month EUR
BAC	Receive	EURIBOR	1.123%	3/8/28	EUR	2,475		$	— $	(340,812) $	(340,812)
BOA	Receive	CDOR03	2.000	8/14/29	CAD	60,875			—	(1,069,723)	(1,069,723)
BOA	Pay	BZDIOVRA	6.630	1/2/25	BRL	16,200			—	26,535	26,535
BOA	Receive	BBSW6M	1.655	7/16/29	AUD	11,675			—	(361,217)	(361,217)
CITNA-B	Pay	COOVIBR	5.560	8/26/26	COP	12,803,000			—	168,830	168,830
		Six-Month HUF
CITNA-B	Pay	BUBOR	2.205	3/8/28	HUF	825,000			—	278,125	278,125
CITNA-B	Pay	COOVIBR	5.220	8/12/29	COP	5,950,000			—	5,180	5,180
CITNA-B	Pay	COOVIBR	5.200	8/1/29	COP	12,445,000			—	7,535	7,535
DEU	Pay	MXN TIIE BANXICO	7.340	7/24/29	MXN	39,500			—	80,424	80,424
DEU	Pay	MXN TIIE BANXICO	8.120	5/5/21	MXN	493,980			—	516,190	516,190
		Three-Month ZAR
DEU	Pay	JIBAR SAFEX	7.675	2/21/22	ZAR	26,465			—	40,647	40,647
DEU	Pay	JIBA3M	8.420	8/29/28	ZAR	62,800			—	248,155	248,155
DEU	Pay	MXN TIIE BANXICO	8.525	1/15/24	MXN	70,450			—	272,917	272,917
GSCOI	Pay	SORF6M	1.980	3/4/21	SGD	50,200			—	195,771	195,771
	Six-Month GBP BBA
GSCOI	Pay	LIBOR	3.450	10/15/25	GBP	6,930			—	(129,801)	(129,801)
		Three-Month USD
GSCOI	Receive	BBA LIBOR	1.666	8/7/29	USD	1,610			—	(12,579)	(12,579)
GSCOI	Pay	MXN TIIE BANXICO	7.200	7/27/22	MXN	182,500			—	157,248	157,248
GSCOI	Receive	CPURNSA	1.873	7/25/24	USD	53,000			—	(822,331)	(822,331)
GSCOI	Receive	SORF6M	2.073	3/4/24	SGD	20,600			—	(328,971)	(328,971)
GSCOI	Receive	CPURNSA	1.883	7/19/24	USD	49,000			—	(785,156)	(785,156)
GSCOI	Pay	MXN TIIE BANXICO	8.620	12/26/28	MXN	37,300			—	251,278	251,278
GSCOI	Receive	WIBR6M	2.095	5/30/24	PLN	14,500			—	(75,975)	(75,975)
GSCOI	Receive	CPURNSA	1.869	7/22/24	USD	49,000			—	(681,503)	(681,503)
GSCOI	Pay	BZDI	6.825	1/4/21	BRL	14,200			—	79,150	79,150
GSCOI	Pay	MXN TIIE BANXICO	7.845	12/7/23	MXN	146,300			—	365,117	365,117

25 INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Centrally Cleared Interest Rate Swaps (Continued)
						Notional			Unrealized
	Pay/Receive					Amount	Premiums		Appreciation/
Counterparty	Floating Rate	Floating Rate	Fixed Rate	Maturity Date		(000’s)	Received / (Paid)	Value	(Depreciation)
HSBC	Pay	MXN TIIE BANXICO	7.210%	7/17/24	MXN	135,555 $	— $	193,024 $	193,024
JPM	Pay	BZDIOVRA	7.060	7/1/22	BRL	438,700	—	94,251	94,251
		Three-Month ZAR
JPM	Pay	JIBAR SAFEX	7.930	11/27/22	ZAR	15,000	—	34,526	34,526
		Three-Month USD
JPM	Receive	BBA LIBOR	1.747	11/14/49	USD	12,500	—	(85,624)	(85,624)
		Three-Month USD
JPM	Pay	BBA LIBOR	1.460	11/14/21	USD	153,000	—	(374,591)	(374,591)
JPM	Pay	BZDIOVRA	6.528	1/2/24	BRL	19,500	—	37,867	37,867
JPM	Pay	COOVIBR	4.890	10/17/20	COP	46,900,000	—	130,587	130,587
JPM	Pay	MXN TIIE BANXICO	7.810	12/7/23	MXN	176,800	—	429,434	429,434
JPM	Pay	MXN TIIE BANXICO	6.710	9/23/21	MXN	153,750	—	4,748	4,748
JPM	Pay	BZDI	2.280	1/4/27	BRL	46,000	—	964,168	964,168
JPM	Receive	NDBB3M	1.368	5/15/31	NZD	15,000	—	(85,515)	(85,515)
JPM	Pay	MXN TIIE BANXICO	8.750	10/29/20	MXN	649,000	—	606,946	606,946
MSCO	Pay	EUR006M	1.282	4/29/49	EUR	18,725	—	2,052,005	2,052,005
MSCO	Receive	EUR006M	1.060	4/30/59	EUR	20,805	—	(2,416,933)	(2,416,933)
MSCO	Receive	CPURNSA	1.856	7/30/24	USD	67,000	—	(890,366)	(890,366)
SIB	Pay	BZDI	8.415	1/2/25	BRL	42,000	—	748,182	748,182
SIB	Pay	MXN TIIE BANXICO	7.880	6/9/22	MXN	167,700	—	279,699	279,699
UBS	Pay	BBSW3M	1.560	3/21/21	AUD	105,600	—	795,581	795,581
UBS	Receive	BBSW6M	1.823	3/21/24	AUD	43,100	—	(1,183,913)	(1,183,913)
Total of Centrally Cleared Interest Rate Swaps						$	— $	(580,890) $	(580,890)

Over-the-Counter Interest Rate Swaps at September 30, 2019
						Notional			Unrealized
	Pay/Receive					Amount Premiums Received			Appreciation/
Counterparty	Floating Rate	Floating Rate	Fixed Rate	Maturity Date		(000's)	/ (Paid)	Value	(Depreciation)
		Six-Month INR
		FBIL MIBOR OIS
BOA	Pay	Compound	6.330%	1/31/22	INR	210,000 $	— $	94,714 $	94,714
		Six-Month INR
		FBIL MIBOR OIS
BOA	Receive	Compound	5.740	5/16/21	INR	1,157,000	—	(197,798)	(197,798)
		INR FBIL MIBOR OIS
BOA	Receive	Compound	5.670	5/27/21	INR	1,180,000	—	(163,098)	(163,098)
GSCOI	Receive	KWCDC	1.705	4/25/24	KRW	34,267,310	—	(628,771)	(628,771)
GSCOI	Pay	KWCDC	1.743	4/25/21	KRW	84,694,855	—	519,514	519,514
GSCOI	Pay	MOSKP3	8.270	5/23/24	RUB	100,000	—	95,798	95,798
GSCOI	Pay	MOSKP3	8.360	6/24/29	RUB	130,925	—	166,402	166,402
		Six-Month INR
		FBIL MIBOR OIS
SCB	Receive	Compound	6.438	1/10/24	INR	250,000	—	(202,174)	(202,174)
Total of Over-the-Counter Interest Rate Swaps						$	— $	(315,413) $	(315,413)

Over-the-Counter Credit Default Swaptions Written at September 30, 2019
							Notional
		Buy/Sell					Amount
Description	Counterparty	Protection Reference Asset		Fixed Rate Expiration Date			(000	's)	Premiums Received	Value
			iTraxx Europe
Credit Default Swap maturing			Crossover Series
6/20/24 Put	JPM	Buy	31 Version 1	5.000%	12/18/19	EUR	45,000		$333,414	$(236,257)
			iTraxx Europe
Credit Default Swap maturing			Crossover Series
6/20/24 Put	JPM	Buy	31 Version 1	5.000	12/18/19	EUR	45,000		447,869	(358,359)
			iTraxx Europe
Credit Default Swap maturing			Crossover Series
6/20/24 Call	JPM	Sell	31 Version 1	5.000	12/18/19	EUR	45,000		273,698	(96,042)
			iTraxx Europe
Credit Default Swap maturing			Crossover Series
6/20/24 Call	JPM	Sell	31 Version 1	5.000	12/18/19	EUR	45,000		84,597	(22,983)
Credit Default Swap maturing
6/20/24 Put	JPM	Buy	CDX. NA. HY. 32	5.000	10/16/19	USD	15,000		109,148	(10,339)
Credit Default Swap maturing
6/20/24 Put	JPM	Buy	CDX. NA. HY. 32	5.000	10/16/19	USD	15,000		81,675	(10,339)
Credit Default Swap maturing
6/20/24 Put	JPM	Buy	CDX. NA. HY. 32	5.000	10/16/19	USD	15,000		60,750	(10,339)
Credit Default Swap maturing
6/20/24 Put	JPM	Buy	CDX. NA. HY. 32	5.000	12/18/19	USD	60,000		426,000	(492,001)

		26	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

Over-the-Counter Credit Default Swaptions Written (Continued)
							Notional
		Buy/Sell					Amount
Description	Counterparty	Protection	Reference Asset	Fixed Rate Expiration Date			(000’s)	Premiums Received	Value
Credit Default Swap maturing
6/20/24Put	JPM	Buy	CDX. NA. HY. 32	5.000%	11/20/19	USD	30,000 $	174,000	$(174,000)
Total Over-the-Counter Credit Default Swaptions Written								$1,991,151	$(1,410,659)

Over-the-Counter Interest Rate Swaptions Written at September 30, 2019
		Pay/Receive			Expiration		Notional Amount
Description	Counterparty	Floating Rate Floating Rate		Fixed Rate	Date		(000	's)	Premiums Received	Value
			Three-Month
Interest Rate Swap maturing			USD BBA
8/6/20 Call	BOA	Pay	LIBOR	1.435%	8/6/20	USD	30,000		$409,500	$(362,903)
			Three-Month
Interest Rate Swap maturing			USD BBA
8/6/20 Call	BOA	Pay	LIBOR	1.235	8/6/20	USD	30,000		297,600	(249,566)
			Three-
			Month RUB
Interest Rate Swap maturing			MOSPRIME
6/15/20 Put	GSCOI	Receive	NFEA	8.080	6/15/20	RUB	255,500		79,463	(57,797)
			Three-Month
Interest Rate Swap maturing			USD BBA
1/9/20 Call	GSCOI	Pay	LIBOR	1.600	1/9/20	USD	100,800		539,280	(1,095,628)
			Three-Month
Interest Rate Swap Maturing			USD BBA
5/5/20 Call	JPM	Pay	LIBOR	2.159	5/5/20	USD	75,530		566,475	(3,498,608)
			Three-Month
Interest Rate Swap Maturing			USD BBA
6/8/20 Put	JPM	Receive	LIBOR	1.693	6/8/20	USD	152,000		905,160	(355,291)
			Three-Month
Interest Rate Swap Maturing			USD BBA
6/8/20 Call	JPM	Pay	LIBOR	1.693	6/8/20	USD	152,000		905,160	(1,084,427)
			Three-Month
Interest Rate Swap maturing			USD BBA
7/9/20 Put	JPM	Receive	LIBOR	1.801	7/9/20	USD	100,700		1,248,680	(488,952)
			Three-Month
Interest Rate Swap maturing			USD BBA
7/9/20 Call	JPM	Pay	LIBOR	1.501	7/9/20	USD	100,700		689,795	(1,318,522)
			Three-Month
Interest Rate Swap maturing			USD BBA
7/20/20 Put	JPM	Receive	LIBOR	1.803	7/20/20	USD	75,520		947,776	(377,432)
			Three-Month
Interest Rate Swap maturing			USD BBA
7/20/20 Call	JPM	Pay	LIBOR	1.403	7/20/20	USD	75,520		436,506	(838,282)
			Three-Month
Interest Rate Swap maturing			USD BBA
11/14/19 Put	JPM	Receive	LIBOR	1.630	11/14/19	USD	96,000		289,811	(234,405)
			Three-Month
Interest Rate Swap maturing			USD BBA
2/14/20 Put	MSCO	Receive	LIBOR	1.600	2/14/20	USD	151,000		324,650	(387,424)
			Three-Month
Interest Rate Swap maturing			USD BBA
8/17/20 Put	MSCO	Receive	LIBOR	1.530	8/17/20	USD	224,000		821,936	(885,880)
Interest Rate Swap maturing			Six-Month EUR
3/27/20 Call	MSCO	Pay	EURIBOR	0.000	3/27/20	EUR	19,000		180,879	(94,175)
Total Over-the-Counter Interest Rate Swaptions Written									$8,642,671	$(11,329,292)

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BNP	BNP Paribas
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
MSCO	Morgan Stanley Capital Services, Inc.
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
SIB	Banco Santander SA
UBS	UBS AG

	27	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Counterparty Abbreviations (Continued)
Currency abbreviations indicate amounts reporting in currencies
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EGP	Egyptian Pounds
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	New Turkish Lira
ZAR	South African Rand
Definitions
BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BANXICO	Banco de Mexico
BBA	British Bankers' Association
BBA LIBOR	British Bankers' Association London - Interbank Offered Rate
BBSW3M	ASX Australian Bank Bill Short Ternm Rate 3 Month Mid
BBSW6M	ASX Australian Bank Bill Short Ternm Rate 6 Month Mid
BP0003M	ICE LIBOR GBP 3 Month
BTP	Italian Treasury Bonds
BUBOR	Budapest Interbank Offered Rate
Bund	German Federal Obligation
BUXL	German Federal Obligation
BZDI	Brazil Interbank Deposit Rate
BZDIOVRA	Brazil Ceptip DI Interbank Deposit Rate
CD	Certificate of Deposit
CDOR	Canada Bankers Acceptances Rate
CDX. EM. 31	Markit CDX Emerging Markets Index
CDX. NA. HY. 32	Markit CDX North American High Yield
CDX. NA. HY. 33	Markit CDX North American High Yield
COOVIBR	Colombia IBR Overnight Nominal interbank Reference Rate
CPURNSA	US CPI Urban Consumer NSA
EUR003M	EURIBOR 3 Month ACT/360
EUR006M	EURIBOR 6 Month ACT/360
EURIBOR	Euro Interbank Offered Rate
EUSA5	EUR Swap Annual 5 Year
EUSA11	EUR Swap Annual 11 Year
FBIL	Financial Benchmarks India Private Ltd.
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
iTraxx Europe Crossover Series 24 Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx Europe Crossover Series 31 Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
JIBA3M	South Africa Johannesburg Interbank Agreed Rate 3 Month
JIBAR SAFEX	South Africa Johannesburg Interbank Agreed Rate/Futures Exchange
KRW CD	South Korea Three Month Interbank Rate
KWCDC	South Korean Won Index
LIBOR	London Interbank Offered Rate
LIBOR01M	ICE LIBOR USD 1 Month
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly

28 INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

Definitions (Continued)
LIBOR12	London Interbank Offered Rate-Monthly
MIBOR	Mumbai Interbank Offered Rate
MOSKP3	National Finance Assoc. Moscow Prime Offered 3 Month Rate
MOSPRIME NFEA	National Finance Association Moscow Prime Offered Rate
NDBB3M	Banque Nationale du Canada 3 Month
OIS	Overnight Index Swap
PRIME4	United States Prime Rate-Quarterly
S&P	Standard & Poor's
SORF6M	Association of Banks in Singapore Swap Offer Rate Fixing 6 Month
TIIE	Interbank Equilibrium Interest Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year
WIBR6M	GBP Benchmark WIBOR PLN 6 month

	29	INVESCO OPPENHEIMER V. I. GLOBAL STRATEGIC INCOME FUND

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1 – Additional Valuation Information
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$71,435,575	$—	$71,435,575
Mortgage-Backed Obligations	—	329,926,679	—	329,926,679
U. S. Government Obligations	—	84,516,567	—	84,516,567
Foreign Government Obligations	—	343,131,649	—	343,131,649
Corporate Loans	—	4,346,428	—	4,346,428
Corporate Bonds and Notes	—	463,155,985	—	463,155,985
Preferred Stock	—	11,375	—	11,375
Common Stocks	476,708	146,875	—	623,583
Rights, Warrants and Certificates	—	—	34,288	34,288
Structured Securities	—	7,175,826	52,369	7,228,195
Short-Term Notes	—	4,324,638	—	4,324,638
Investment Companies	275,211,121	1,320,696	—	276,531,817
Exchange-Traded Options Purchased	1,560,379	—	—	1,560,379
Over-the-Counter Options Purchased	—	6,667,764	—	6,667,764
Over-the-Counter Credit Default Swaptions Purchased	—	901,347	—	901,347
Over-the-Counter Interest Rate Swaptions Purchased	—	3,458,833	—	3,458,833
Total Investments, at Value	277,248,208	1,320,520,237	86,657	1,597,855,102
Other Financial Instruments:
Swaps, at value	—	3,336,337	—	3,336,337
Centrally cleared swaps, at value	—	9,779,993	—	9,779,993
Futures contracts	824,669	—	—	824,669
Forward currency exchange contracts	—	14,482,429	—	14,482,429
Total Assets	$278,072,877	$1,348,118,996	$86,657	$1,626,278,530

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$(3,751,261) $	—	$(3,751,261)
Centrally cleared swaps, at value	—	(16,784,470)	—	(16,784,470)
Futures contracts	(1,297,407)	—	—	(1,297,407)
Options written, at value	(615,350)	(14,887,185)	—	(15,502,535)
Forward currency exchange contracts	—	(16,253,034)	—	(16,253,034)
Swaptions written, at value	—	(12,739,951)	—	(12,739,951)
Total Liabilities	$(1,912,757) $	(64,415,901) $	—	$(66,328,658)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

30 INVESCO OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME FUND